UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08212

JPMorgan Series Trust II

(Exact name of registrant as specified in charter)

522 Fifth Avenue

New York, New York 10036

(Address of principal executive offices) (Zip code)

Stephen M. Benham

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Series Trust II

Schedule of Portfolio Investments as of March 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Bond Portfolio

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 117.2%
	Asset Backed Securities — 16.5%
363,391	American Express Credit Account Master Trust
	Series 2004-C, Class C, FRN, 5.25%, 02/15/12 (e) (m)	364,239
	AmeriCredit Automobile Receivables Trust
215,958	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	212,585
100,000	Series 2004-DF, Class A3, 2.98%, 07/06/09 (m)	98,517
	Capital One Auto Finance Trust
125,000	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	122,738
300,000	Series 2004-A, Class A4, FRN, 4.85%, 03/15/11 (m)	300,107
724,604	Series 2004-B, Class A3, 2.96%, 04/15/09 (m)	717,844
500,000	Capital One Master Trust
	Series 2001-8A, Class A, 4.60%, 08/17/09 (m)	498,606
	Capital One Multi-Asset Execution Trust
880,000	Series 2003-A, FRN, 6.00%, 12/15/10 (i)	898,237
600,000	Series 2003-A4, Class A4, 3.65%, 07/15/11 (m)	578,978
500,000	Capital One Prime Auto Receivables Trust
	Series 2005-1, Class A4, FRN, 4.77%, 04/15/11 (m)	499,934
255,000	Carmax Auto Owner Trust
	Series 2003-2, Class A4, 3.07%, 10/15/10 (m)	250,312
	Citigroup Mortgage Loan Trust, Inc.
177,855	Series 2003-HE3, Class A, FRN, 5.20%, 12/25/33 (m)	178,381
328,748	Series 2005-OPT1, Class A1B, FRN, 5.03%, 02/25/35 (m)	329,006
165,000	CNH Equipment Trust
	Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	162,376
	Countrywide Asset-Backed Certificates
190,000	Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	188,223
43,320	Series 2004-1, Class 3A, FRN, 5.10%, 04/25/34 (m)	43,353
120,000	Series 2004-1, Class M1, FRN, 5.32%, 03/25/34 (m)	120,616
100,000	Series 2004-1, Class M2, FRN, 5.37%, 03/25/34 (m)	100,458
	Countrywide Home Equity Loan Trust
265,425	Series 2004-I, Class A, FRN, 5.04%, 02/15/34 (m)	266,134
113,333	Series 2004-K, Class 2A, FRN, 5.05%, 11/15/29 (m)	113,537
120,220	Series 2005-B, Class 2A, FRN, 4.93%, 05/15/35 (m)	120,225
	First Franklin Mortgage Loan Asset Backed Certificates
125,000	Series 2005-FF2, Class M3, FRN, 5.30%, 03/25/35 (m)	125,608
250,000	Series 2005-FF11, Class M1, FRN, 5.25%, 11/25/35 (m)	250,623
330,000	Ford Credit Floorplan Master Owner Trust II
	Series 2005-1A, Class A, FRN, 4.90%, 05/15/10 (m)	329,961
57,582	GE Corporate Aircraft Financing LLC
	Series 2004-1A, Class A1, FRN, 4.91%, 08/25/11(e) (m)	57,583
260,000	GE Equipment Small Ticket LLC
	Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	256,616
325,000	Gracechurch Card Funding plc
	Series 7, Class A, FRN, 4.77%, 11/16/09 (m)	325,049
103,625	GSAMP Trust
	Series 2004-OPT, Class A1, FRN, 5.16%, 11/25/34 (m)	103,896
210,000	Home Equity Asset Trust
	Series 2005-8, Class M2, FRN, 5.27%, 02/25/36 (m)	210,922
125,548	Household Mortgage Loan Trust
	Series 2004-HC1, Class A, FRN, 5.13%, 01/20/34 (m)	125,705
	Long Beach Mortgage Loan Trust
300,000	Series 2003-4, Class M1, FRN, 5.50%, 08/25/33 (m)	301,116
76,054	Series 2004-1, Class A3, FRN, 5.12%, 02/25/34 (m)	76,102
190,000	Series 2004-1, Class M1, FRN, 5.32%, 02/25/34 (m)	190,620
125,000	Series 2004-1, Class M2, FRN, 5.37%, 02/25/34 (m)	125,379
127,784	Series 2004-3, Class A3, FRN, 5.08%, 07/25/34 (m)	127,853
250,000	Series 2004-3, Class M1, FRN, 5.39%, 07/25/34 (m)	251,635
	Mastr Asset Backed Securities Trust
170,506	Series 2005-NC1, Class A4, FRN, 5.05%, 12/25/34 (m)	170,629
125,000	Series 2005-OPT1, Class M2, FRN, 5.24%, 03/25/35 (m)	125,038
275,000	MBNA Credit Card Master Note Trust
	Series 2001-C2, Class C2, FRN, 5.90%, 12/15/10 (e) (m)	280,869
	New Century Home Equity Loan Trust
115,000	Series 2005-1, Class A2B, FRN, 5.04%, 03/25/35 (m)	115,103
125,000	Series 2005-1, Class M1, FRN, 5.27%, 03/25/35	125,339
150,000	Series 2005-2, Class A2B, FRN, 5.00%, 06/25/35	150,043
	Option One Mortgage Loan Trust
43,806	Series 2003-1, Class A2, FRN, 5.24%, 02/25/33	43,912
34,789	Series 2003-5 Class A2, FRN, 5.14%, 08/25/33	34,850
54,688	Series 2005-2, Class A2, FRN, 4.90%, 05/25/35	54,686
750,000	Series 2005-4, Class A3, FRN, 5.08%, 11/26/35	751,256
	Residential Asset Securities Corp
35,861	Series 2002-KS4, Class AIIB, FRN, 5.07%, 07/25/32	35,887
74,065	Series 2003-KS5, Class AIIB, FRN, 5.11%, 07/25/33	74,168
74,675	Series 2003-KS9, Class A2B, FRN, 5.14%, 11/25/33	74,826
125,000	Series 2005-AHL2, Class M2, FRN, 5.26%, 10/01/35	125,508
250,000	Series 2005-KS11, Class M2, FRN, 5.24%, 12/25/35	250,374
	SLM Student Loan Trust
250,000	Series 2003-11, Class A5, 2.99%, 12/15/22 (e)	246,055
231,896	Series 2003-12, Class A2, FRN, 4.96%, 12/15/12	231,975
250,000	Soundview Home Equity Loan Trust
	Series 2005-OPT4, Class M1, FRN, 5.28%, 12/25/35	250,583
230,000	Triad Auto Receivables Owner Trust
	Series 2003-B, Class A4, 3.20%, 12/13/10	224,976
270,000	Volkswagen Auto Loan Enhanced Trust
	Series 2003-2, Class A4, 2.94%, 03/22/10	263,733
	Wachovia Asset Securitization, Inc.
107,931	Series 2002-HE2, Class A, FRN, 5.09%, 12/25/32	108,379
175,780	Series 2003-HE2, Class AII1, FRN, 5.08%, 07/25/33	176,173
342,750	Series 2003-HE3, Class A, FRN, 5.07%, 11/25/33	343,062
500,000	Wachovia Mortgage Loan Trust LLC
	Series 2005-WMC1, Class A2, FRN, 5.00%, 10/25/35	500,387
190,155	WFS Financial Owner Trust
	Series 2003-4, Class A4, 3.15%, 05/20/11	186,585

	Total Asset Backed Securities (Cost $14,041,494)	13,967,470

	Commercial Mortgage Backed Securities — 3.1%

250,000	Bear Stearns Commercial Mortgage Securities
	Series 2005-PWR8, Class A4, 4.67%, 06/11/41 (m)	233,878
199,512	CR Commercial Mortgage
	Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e) (m)	202,743
500,000	GMAC Commercial Mortgage Securities, Inc.
	Series 2006-C1, Class A4, VAR, 5.24%, 11/10/45 (m)	486,648
	GS Mortgage Securities Corp. II
32,250	Series 2003-FL6A, Class A1, FRN, 4.90%, 11/15/15 (e) (m)	32,243
250,000	Series 2005-GG4, Class A4A, 4.75%, 07/10/39 (m)	235,644
86,534	LB Commercial Conduit Mortgage Trust
	Series 1999-C2, Class A1, 7.11%, 10/15/32 (m)	87,014
575,000	LB-UBS Commercial Mortgage Trust
	Series 2005-C1, Class A4, 4.74%, 02/15/30 (m)	542,960
815,000	Morgan Stanley Capital I
	Series 2005-IQ9, Class A5, 4.70%, 07/15/56 (m)	768,368

	Total Commercial Mortage Backed Securities (Cost $2,724,120)	2,589,498

	Collateralized Mortgage Obligations — 16.1%
	Agency CMO — 2.2%
	Federal Home Loan Mortgage Corp.
2,051,458	Series 232, Class IO, IO, 5.00%, 08/01/35 (m)	526,968
627,864	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	38,162
275,807	Series 2760, Class GI, IO, 4.50%, 02/15/11 (m)	7,678
926,572	Series 2779, Class SM, IF, IO, 2.40%, 10/15/18 (m)	57,621
492,598	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	34,163

2,545,145	Series 2813, Class SB, IF, IO, 2.30%, 02/15/34 (m)	149,925
480,861	Series 2857, Class NI, IO, 5.00%, 04/15/17 (m)	16,112
2,762,987	Series 2861, Class GS, IF, IO, 2.45%, 01/15/21 (m)	107,066
	Federal National Mortgage Association
700,684	Series 354, Class 2, IO, 5.50%, 11/01/34 (m)	174,733
2,171,055	Series 357, Class 2, IO, 5.00%, 02/01/35 (m)	546,835
36,614	Series 2003-18, Class DB, 4.50%, 09/25/22 (m)	36,471
892,581	Series 2004-61, Class TS, IF, IO, 2.28%, 10/25/31 (m)	38,772
755,263	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	88,674
	Government National Mortgage Association
337,261	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	17,018
552,744	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	43,702
194,334	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	7,556

		1,891,456

	Non-Agency CMO — 13.9%
	Adjustable Rate Mortgage Trust
174,948	Series 2004-1, Class 9A2, FRN, 5.22%, 12/25/34 (m)	175,402
84,869	Series 2005-4, Class 7A2, FRN, 5.05%, 08/25/35 (m)	85,144
283,901	Series 2005-5, Class 6A21, FRN, 5.05%, 09/25/35 (m)	283,969
197,801	Series 2005-6A, Class 2A1, FRN, 5.13%, 11/25/35 (m)	198,701
811,885	Countrywide Alternative Loan Trust
	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	806,049
	Countrywide Home Loan Mortgage Pass Through Trust
1,205,351	Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	1,198,781
890,599	Series 2004-28R, Class A1, 5.50%, 08/25/33 (m)	879,284
240,633	CS First Boston Mortgage Securities Corp.
	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	240,603
169,694	Granite Mortgages plc (United Kingdom)
	Series 2004-3, Class 1A3, FRN, 5.03%, 09/20/44 (m)	169,762
195,054	Greenpoint Mortgage Funding Trust
	Series 2005-AR4, Class 4A1A, FRN, 5.13%, 10/25/45 (m)	195,727
647,687	GSMPS Mortgage Loan Trust
	Series 2005-RP1, Class 1AF, FRN, 5.17%, 01/25/35 (e) (m)	650,173
	Harborview Mortgage Loan Trust
937,179	Series 2005-3, Class 2A1A, FRN, 5.02%, 06/19/35 (m)	936,675
357,975	Series 2005-9, Class 2A1A, FRN, 5.12%, 06/20/35 (m)	358,582
	Indymac Index Mortgage Loan Trust
320,263	Series 2004-AR7, Class A1, FRN, 5.26%, 09/25/34 (m)	322,874
990,113	Series 2005-AR14, Class 2A1A, FRN, 5.12%, 08/25/35 (m)	993,913
149,575	Medallion Trust (Australia)
	Series 2004-1G, Class A1, FRN, 4.93%, 05/25/35 (m)	149,707
	RESI Finance LP (Cayman Islands)
381,063	Series 2003-B, Class B3, FRN, 6.25%, 07/10/35 (e)	389,637
520,733	Series 2003-C, Class B3, FRN, 6.10%, 09/10/35 (e)	531,474
96,432	Series 2003-C, Class B4, FRN, 6.30%, 09/10/35 (e)	97,396
499,605	Series 2003-D, Class B3, FRN, 6.00%, 12/10/35 (e)	500,954
163,332	Series 2003-D, Class B4, FRN, 6.20%, 12/10/35 (e)	163,770
241,536	Series 2005-A, Class B3, FRN, 5.28%, 03/10/37 (e)	241,762
98,586	Series 2005-A, Class B4, FRN, 5.38%, 03/10/37 (e)	98,925
40,435	SACO I, Inc.
	Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (m)	40,359
399,010	Structured Asset Mortgage Investments, Inc.
	Series 2005-AK2, Class 2A1, FRN, 5.05%, 05/25/45	399,133
343,000	Thornburg Mortgage Securities Trust
	Series 2006-2, Class A2A, FRN, 4.93%, 04/25/36	343,000
	Washington Mutual Mortgage Securities Corp.
200,840	Series 2005-AR2, Class 2A21, FRN, 5.15%, 01/25/45	201,865
604,144	Series 2005-AR9, Class A1A, FRN, 5.14%, 07/25/45	606,084
485,178	Series 2005-AR15, Class A1A1, FRN, 5.08%, 11/25/45	486,020

		11,745,725

	Total Collateralized Mortgage Obligations (Cost $13,764,056)	13,637,181

	Corporate Bonds — 33.3%
	Aerospace & Defense — 0.1%
50,000	L-3 Communications Corp.
	5.88%, 01/15/15 (m)	47,625

	Auto Components — 0.1%
44,000	TRW Automotive, Inc.
	9.38%, 02/15/13	47,575

	Automobiles — 1.2%
	DaimlerChrysler NA Holding Corp.
625,000	5.88%, 03/15/11 (m)	622,197
350,000	Series E, FRN, 5.21%, 10/31/08 (m)	351,332

		973,529

	Capital Markets — 3.0%
50,000	Arch Western Finance LLC
	6.75%, 07/01/13 (m)	49,625
	Bear Stearns Cos, Inc. (The)
165,000	FRN, 4.81%, 04/29/08 (m)	165,328
440,000	Series B, FRN, 4.76%, 01/16/07 (m)	440,669
	Goldman Sachs Group, Inc.
285,000	5.35%, 01/15/16 (m)	275,270
130,000	6.35%, 02/15/34 (m)	128,916
350,000	Merrill Lynch & Co., Inc.
	Series C, FRN, 4.73%, 10/19/07 (m)	350,562
	Morgan Stanley
375,000	5.38%, 10/15/15 (m)	363,219
430,000	FRN, 4.71%, 01/12/07 (m)	430,425
100,000	FRN, 4.84%, 11/09/07 (m)	100,131
295,000	Temasek Financial I Ltd. (Singapore)
	4.50%, 09/21/15 (e)	274,035

		2,578,180

	Chemicals — 0.1%
65,000	Huntsman LLC
	11.50%, 07/15/12 (m)	74,750
35,000	PolyOne Corp.
	10.63%, 05/15/10	37,887

		112,637

	Commercial Banks — 6.1%
340,000	Commonwealth Bank of Australia (Australia)
	6.02%, 12/31/49 (e) (m)	331,227
20,000	Deutsche Bank Capital Funding Trust VII
	VAR, 5.63%, 12/31/49 (e) (m)	19,281
200,000	HBOS plc (United Kingdom)
	VAR, 6.41%, 12/31/49 (e) (m)	190,379
165,000	Industrial Bank of Korea (South Korea)
	VAR, 4.00%, 05/19/14 (e) (m)	156,277
350,000	Islandsbanki HF (Ireland)
	FRN, 4.76%, 10/15/08 (e) (m)	350,265
200,000	KeyCorp
	Series G, FRN, 4.81%, 07/23/07 (m)	200,457
195,000	Mizuho JGB Investment LLC
	VAR, 9.87%, 12/31/49 (e) (m)	211,707
205,000	Mizuho Preferred Capital Co. LLC
	VAR, 8.79%, 12/31/49 (e) (m)	217,983
250,000	Northern Rock plc (Great Britain)
	FRN, 4.73%, 10/19/07 (e)	250,360
100,000	RBS Capital Trust I
	VAR, 4.71%, 12/31/49	92,600
170,000	Shinhan Bank (South Korea)
	VAR, 5.66%, 03/02/35	161,282
240,000	Shinsei Finance II (Cayman Islands)
	VAR, 7.16%, 12/31/49	238,584
155,000	Standard Chartered First Bank Korea Ltd. (South Korea)
	VAR, 7.27%, 03/03/34 (e) (m)	166,388
290,000	Suntrust Bank
	2.50%, 11/01/06 (m)	285,378
875,000	UBS AG (Jersey)
	Series E, FRN, 5.02%, 07/20/06	874,475

270,000	United Overseas Bank Ltd. (Singapore)
	VAR, 5.38%, 09/03/19 (e)	260,138
240,000	VTB Capital S.A. for Vneshtorgbank (Luxembourg)
	FRN, 5.68%, 09/21/07 (e)	240,000
360,000	Wachovia Capital Trust III
	VAR, 5.80%, 12/31/49	353,693
135,000	Wells Fargo & Co.
	FRN, 5.00%, 03/23/07 (m)	135,116
250,000	Westpac Banking Corp. (Australia)
	FRN, 4.86%, 05/25/07 (e)	250,195
150,000	Woori Bank (South Korea)
	VAR, 5.75%, 03/13/14 (e)	149,849

		5,135,634

	Commercial Services & Supplies — 0.1%
45,000	Allied Waste North America
	6.13%, 02/15/14 (m)	42,750
20,000	Corrections Corp. of America
	6.25%, 03/15/13 (m)	19,675
40,000	Iron Mountain, Inc.
	6.63%, 01/01/16 (m)	37,600

		100,025

	Communications Equipment — 0.5%
415,000	Cisco Systems, Inc.
	5.25%, 02/22/11 (m)	411,458

	Consumer Finance — 2.1%
	American General Finance Corp.
340,000	Series H, 3.00%, 11/15/06 (m)	335,524
170,000	Series H, 4.50%, 11/15/07 (m)	168,129
335,000	Capital One Financial Corp.
	8.75%, 02/01/07 (m)	343,966
90,000	General Motors Acceptance Corp.
	6.88%, 08/28/12 (m)	83,026
425,000	Household Finance Corp.
	FRN, 4.87%, 02/09/07 (m)	425,823
175,000	International Lease Finance Corp
	4.88%, 09/01/10 (m)	170,135
254,000	Mizuho Capital Investment 1 Ltd. (Cayman Islands)
	VAR, 6.69%, 12/31/49 (e) (m)	249,984

		1,776,587

	Containers & Packaging — 0.2%
30,000	Crown Americas LLC
	7.75%, 11/15/15 (e) (m)	31,125
45,000	Graphic Packaging International Corp.
	8.50%, 08/15/11 (m)	44,550
70,000	Owens-Brockway Glass Container, Inc.
	8.25%, 05/15/13	73,150

		148,825

	Diversified Consumer Services — 0.1%
60,000	Service Corp. International
	6.75%, 04/01/16	59,400

	Diversified Financial Services — 7.6%
175,000	American Honda Finance Corp.
	FRN, 4.84%, 05/11/07 (e) (m)	175,226
305,000	Caterpillar Financial Services Corp.
	Series F, FRN, 4.87%, 02/26/07 (m)	305,413
375,000	CIT Group, Inc.
	FRN, 4.90%, 08/15/08 (m)	375,390
30,000	Consolidated Communications Holdings, Inc.
	9.75%, 04/01/12 (m)	31,800
220,000	Credit Suisse First Boston USA, Inc.
	FRN, 4.93%, 06/02/08 (m)	220,244
500,000	Eli Lilly Services, Inc. (British Virgin Islands)
	FRN, 4.94%, 09/12/08 (e) (m)	500,347
	Ford Motor Credit Co.
55,000	7.25%, 10/25/11 (m)	50,118
175,000	FRN, 5.88%, 03/21/07 (m)	172,411
30,000	FRN, 6.17%, 01/15/10 (m)	27,144
100,000	General Electric Capital Corp.
	Series A, FRN, 4.82%, 05/19/08 (m)	100,063
	HSBC Finance Corp.
300,000	FRN, 4.86%, 05/09/08 (m)	300,526
500,000	FRN, 5.04%, 09/15/08 (m)	501,268
300,000	HSBC Finance Capital Trust IX
	VAR, 5.91%, 11/30/35 (m)	294,340
215,000	ILFC E-Capital Trust I
	VAR, 5.90%, 12/21/65 (e) (m)	208,661
100,000	ILFC E-Capital Trust II
	VAR, 6.25%, 12/21/65 (e) (m)	95,837
500,000	K2 Corp.
	5.07%, 02/15/09 (i) (m)	500,000
295,000	MUFG Capital Finance 1 Ltd. (Cayman Islands)
	VAR, 6.35%, 12/31/49	290,291
	Pricoa Global Funding I
345,000	3.90%, 12/15/08 (e)	332,162
400,000	FRN, 5.12%, 12/22/06 (e) (m)	400,641
	Residential Capital Corp.
320,000	6.13%, 11/21/08	320,513
425,000	6.38%, 06/30/10	428,154
300,000	FRN, 6.07%, 11/21/08	303,529
93,882	Targeted Return Index (TRAINS)
	Series HY-2005-1, VAR, 7.65%, 06/15/15 (e)	94,938
90,000	UGS Corp.
	10.00%, 06/01/12	99,000
30,000	Visant Corp.
	7.63%, 10/01/12 (m)	29,625
280,000	ZFS Finance USA Trust I
	VAR, 6.45%, 12/15/65 (e)	269,424

		6,427,065

	Diversified Telecommunication Services — 1.3%
	France Telecom S.A. (France)
110,000	7.75%, 03/01/11 (m)	120,132
105,000	8.50%, 03/01/31 (m)	131,157
40,000	Qwest Communications International, Inc.
	FRN, 8.25%, 02/15/09	40,900
20,000	Qwest Corp.
	8.88%, 03/15/12	22,350
	Sprint Capital Corp.
220,000	6.00%, 01/15/07 (m)	221,044
115,000	6.90%, 05/01/19	122,856
110,000	8.75%, 03/15/32	137,528
100,000	Verizon Communications, Inc.
	5.35%, 02/15/11	98,666
220,000	Verizon Global Funding Corp.
	5.85%, 09/15/35	197,328

		1,091,961

	Electric Utilities — 1.7%
140,000	Alabama Power Co.
	Series Y, 2.80%, 12/01/06 (m)	137,772
	Dominion Resources, Inc.
280,000	Series A, 7.20%, 09/15/14 (m)	301,479
110,000	Series C, 5.15%, 07/15/15 (m)	103,321
250,000	Series D, FRN, 5.26%, 09/28/07 (m)	250,214
210,000	Midamerican Energy Holdings Co.
	6.13%, 04/01/36 (e) (m)	205,570
155,000	Pacificorp
	4.30%, 09/15/08	151,399
250,000	Public Service Enterprise Group, Inc.
	FRN, 5.30%, 09/21/08	250,242

		1,399,997

	Electronic Equipment & Instruments — 0.1%
50,000	Celestica, Inc. (Canada)
	7.88%, 07/01/11 (m)	51,000

	Gas Utilities — 0.6%
35,000	Chesapeake Energy Corp.
	6.50%, 08/15/17 (m)	34,563
	Enterprise Products Operating LP
175,000	Series B, 5.00%, 03/01/15 (m)	162,367
120,000	Series B, 6.65%, 10/15/34 (m)	119,238
210,000	Nisource Finance Corp.
	5.45%, 09/15/20	194,669

		510,837

	Health Care Equipment & Supplies — 0.1%
50,000	Fresenius Medical Care Capital Trust II
	7.88%, 02/01/08 (m)	51,375

	Health Care Providers & Services — 0.1%
80,000	HCA, Inc.
	6.38%, 01/15/15 (m)	77,862

	Hotels, Restaurants & Leisure — 0.2%
60,000	ITT Corp.
	7.38%, 11/15/15 (m)	64,800
70,000	MGM Mirage, Inc.
	5.88%, 02/27/14 (m)	65,975
65,000	Vail Resorts, Inc.
	6.75%, 02/15/14	64,187

		194,962

	Household Durables — 0.2%
60,000	Beazer Homes, Inc.
	6.88%, 07/15/15 (m)	57,000
	DR Horton, Inc.
35,000	5.25%, 02/15/15 (m)	31,904
35,000	8.50%, 04/15/12 (m)	37,130
65,000	Sealy Mattress Co.
	8.25%, 06/15/14	67,925

		193,959

	Household Products — 0.1%
60,000	ACCO Brands Corp.
	7.63%, 08/15/15 (m)	57,000

	Industrial Conglomerates — 0.3%
	Hutchison Whampoa Ltd. (Cayman Islands)
120,000	6.25%, 01/24/14 (e) (m)	121,745
140,000	7.45%, 11/24/33 (e) (m)	152,706

		274,451

	Insurance — 2.2%
125,000	Axis Capital Holdings Ltd. (Bermuda)
	5.75%, 12/01/14 (m)	121,655
125,000	Endurance Specialty Holdings Ltd. (Bermuda)
	7.00%, 07/15/34 (m)	125,751
240,000	ING Groep NV (Netherlands)
	VAR, 5.78%, 12/31/49 (m)	233,456
1,000,000	Monumental Global Funding II
	FRN, 4.92%, 09/13/07 (e) (m)	1,000,207
130,000	Protective Life Secured Trust
	FRN, 4.68%, 01/14/08	130,186
300,000	Stingray Pass-Through Trust (Cayman Islands)
	5.90%, 01/12/15 (e)	287,343

		1,898,598

	IT Services — 0.1%
60,000	Sungard Data Systems, Inc.
	9.13%, 08/15/13 (e)	63,450

	Media — 0.8%
45,000	Cablevision Systems Corp.
	Series B, 8.00%, 04/15/12 (m)	43,875
55,000	Charter Communications Operating LLC
	8.00%, 04/30/12 (e) (m)	54,725
	Comcast Corp.
15,000	4.95%, 06/15/16 (m)	13,669
30,000	5.90%, 03/15/16 (m)	29,421
100,000	Dex Media, Inc.
	SUB, 0.00%, 11/15/13 (m)	84,500
50,000	DirecTV Holdings LLC
	6.38%, 06/15/15 (m)	49,375
	Echostar DBS Corp.
40,000	6.38%, 10/01/11 (m)	39,100
45,000	7.13%, 02/01/16 (e) (m)	44,269
230,000	News America, Inc.
	6.20%, 12/15/34	215,398
120,000	TCI Communications, Inc.
	7.88%, 02/15/26	131,569

		705,901

	Metals & Mining — 0.3%
115,000	Newmont Mining Corp.
	5.88%, 04/01/35	107,512
120,000	Teck Cominco Ltd. (Canada)
	6.13%, 10/01/35	112,901

		220,413

	Multi-Utilities — 0.1%
110,000	Appalachian Power Co.
	Series L, 5.80%, 10/01/35 (m)	101,541

	Oil, Gas & Consumable Fuels — 1.1%
174,564	Deutsche Bank AG for Gazstream S.A. (Germany)
	5.63%, 07/22/13 (e)	171,509
305,000	Gazprom International S.A. (Luxembourg)
	7.20%, 02/01/20	318,573
	Kinder Morgan Energy Partners LP
440,000	5.70%, 01/05/16 (e) (m)	428,671
40,000	7.40%, 03/15/31 (m)	43,834

		962,587

	Paper & Forest Products — 0.1%
45,000	Georgia-Pacific Corp.
	7.70%, 06/15/15 (m)	45,225

	Pharmaceuticals — 0.1%
115,000	Teva Pharmaceutical Finance LLC
	6.15%, 02/01/36	108,391

	Real Estate — 0.3%
	iStar Financial, Inc.
135,000	5.15%, 03/01/12 (m)	129,556
155,000	5.80%, 03/15/11 (m)	154,209

		283,765

	Road & Rail — 0.5%
150,000	BNSF Funding Trust I
	VAR, 6.61%, 12/15/55 (m)	147,033
310,000	CSX Corp.
	FRN, 4.99%, 08/03/06 (m)	310,244

		457,277

	Semiconductors & Semiconductor Equipment — 0.0% (g)
20,000	Advanced Micro Devices, Inc.
	7.75%, 11/01/12 (m)	20,925

	Software — 0.6%
205,000	CA, Inc.
	6.12%, 12/01/14 (e) (m)	197,330
335,000	Oracle Corp. and Ozark Holding, Inc.
	FRN, 4.81%, 01/13/09 (e)	335,092

		532,422

	Thrifts & Mortgage Finance — 0.9%
250,000	Countrywide Financial Corp.
	FRN, 5.17%, 03/24/09 (m)	249,927

250,000	Sovereign Bancorp, Inc.
	FRN, 5.10%, 03/01/09 (e)	250,130
300,000	Washington Mutual Preferred Funding
	VAR, 6.53%, 12/31/49 (e)	290,706

		790,763

	Wireless Telecommunication Services — 0.3%
160,000	Motorola, Inc.
	7.50%, 05/15/25 (m)	183,244
30,000	PanAmSat Corp.
	9.00%, 08/15/14	31,575
50,000	Rogers Wireless, Inc. (Canada)
	6.38%, 03/01/14	49,875

		264,694

	Total Corporate Bonds (Cost $28,501,718)	28,177,896

	Mortgage Pass-Through Securities — 28.6%
	Federal Home Loan Mortgage Corp. Gold Pools
1,700,000	TBA, 5.50%, 04/15/36	1,659,625
6,280,000	TBA, 5.50%, 05/15/36	6,124,959
3,345,000	TBA, 6.00%, 05/15/36	3,342,909
112,067	6.00%, 02/01/35 (m)	112,140
	Federal National Mortgage Association Pools
850,000	TBA, 4.50%, 05/25/34	783,328
1,350,000	TBA, 6.50%, 05/25/35	1,375,313
8,835,000	TBA, 5.00%, 05/25/36	8,404,294
2,410,000	Government National Mortgage Association Various Pools
	TBA, 5.50%, 05/15/36	2,383,639

	Total Mortgage Pass-Through Securities (Cost $24,373,312)	24,186,207

	U.S. Government Agency Securities — 0.9%
615,000	Federal National Mortgage Association
	7.13%, 01/15/30 (m)
	(Cost $654,684)	761,805

	U.S. Treasury Obligations — 16.5%
	U.S. Treasury Bonds
300,000	5.38%, 02/15/31 (m)	315,797
134,000	6.13%, 11/15/27 (m)	152,551
940,000	6.25%, 05/15/30 (m)	1,098,552
150,000	6.75%, 08/15/26 (k) (m)	181,676
360,000	7.25%, 08/15/22 (k) (m)	446,428
10,384	U.S. Treasury Inflation Indexed Bond
	1.63%, 01/15/15	9,799
	U.S. Treasury Notes
7,305,000	3.13%, 09/15/08 (m)	7,020,222
210,000	3.50%, 11/15/09 (m)	200,813
70,000	3.50%, 02/15/10 (m)	66,730
165,000	3.75%, 05/15/08 (m)	161,455
715,000	3.88%, 07/31/07 (m)	705,923
360,000	3.88%, 05/15/10 (m)	347,231
200,000	4.00%, 08/31/07 (m)	197,664
375,000	4.00%, 04/15/10 (m)	363,648
240,000	4.00%, 02/15/15 (m)	224,915
105,000	4.13%, 05/15/15 (m)	99,221
75,000	4.25%, 10/15/10 (m)	73,248
260,000	4.38%, 11/15/08 (m)	257,034
730,000	4.50%, 02/28/11 (m)	719,364
605,000	4.50%, 11/15/15 (m)	587,087
625,000	4.50%, 02/15/16 (m)	607,861
120,000	4.88%, 02/15/12 (m)	120,187

	Total U.S. Treasury Obligations (Cost $14,123,848)	13,957,406

	Foreign Government Securities — 2.1%
	Bundesrepublik Deutschland (Germany)
245,000	4.75%, 07/04/34	334,135
540,000	4.00%, 01/04/37	654,303
	Peru Government International Bond (Peru)
110,000	7.35%, 07/21/25	108,020
60,000	7.35%, 07/21/25	58,920
245,000	Mexico Government International Bond (Mexico)
	Series A, 8.00%, 09/24/22	286,650
175,000	Russia Government International Bond (Russia)
	12.75%, 06/24/28	311,938

	Total Foreign Government Securities (Cost $1,766,199)	1,753,966

	Preferred Stocks — 0.2%
110,000	Axis Capital Holdings Ltd. (Bermuda)
	Series B, VAR, 7.50% (m)	112,442
100	Home Ownership Funding Corp.
	13.33% (e) (m)	23,753

	Total Preferred Stocks (Cost $210,104)	136,195

	Total Long-Term Investments (Cost $100,159,535)	99,167,624

	Options Purchased — 1.0%
Number of Contracts/Notional Value

	Call Options Purchased — 0.4%
	Call Option on 1 Year Eurodollar Mid Curve:
94	Expiring 04/13/06, @ $94.50, American Style	79,312
29	Expiring 04/13/06, @ $95.13, American Style	363
34	Expiring 04/13/06, @ $95.25, American Style	212
94	Expiring 05/12/06, @ $95.00, American Style	123
49	Expiring 06/16/06, @ $94.88, American Style	15,925
65	Expiring 06/16/06, @ $95.00, American Style	13,406
57	Expiring 06/16/06, @ $95.75, American Style	713
48	Call Option on 5 Year U.S. Treasury Note:
	Expiring 04/21/06, @ $106.00, American Style	750
	Receiver Swaption on Interest Rate:
17,040,000	Expiring 06/23/06. If exercised the Portfolio receives 4.08% and pays floating 3 month LIBOR expiring 06/27/07, European Style.	2
3,100,000	Expiring 03/23/09. If exercised the Portfolio receives 5.32% and pays floating 3 month LIBOR expiring 03/25/19, European Style.	108,028
1,250,000	Expiring 12/14/15. If exercised the Portfolio receives 5.38% and pays floating 3 month LIBOR expiring 12/17/35, European Style.	69,619
370,000	Expiring 01/20/16. If exercised the Portfolio receives 5.16% and pays floating 3 month LIBOR expiring 01/22/36, European Style.	18,185

		306,638

	Put Options Purchased — 0.6%
	Put Option on FNMA, 30 Year Fixed, 5.50%, TBA
4,200,000	Expiring 05/04/06 @ $98.16, European Style.	33,141
4,200,000	Expiring 06/06/06 @ $97.95, European Style.	37,674
	Put Option on 1 Year Eurodollar Mid Curve:
49	Expiring 06/16/06, @ $94.88, American Style	20,825
65	Expiring 06/16/06, @ $95.00, American Style	39,812
94	Expiring 04/13/06, @ $95.13, American Style	69,325
	Put Option on 5 Year U.S. Treasury Note:
48	Expiring 04/21/06, @ 104.00, American Style	6,750
	Put Option on 10 Year U.S. Treasury Note:
20	Expiring 04/21/06, @ $105.00, American Style	1,562
37	Expiring 05/26/06, @ $106.00, American Style	20,813
20	Expiring 04/21/06, @ $107.00, American Style	16,250

	Payer Swaption on Interest Rate:
3,100,000	Expiring 03/23/09. If exercised the Portfolio pays 5.32% and receives floating 3 month LIBOR expiring 03/25/19, European Style.	146,270
1,250,000	Expiring 02/14/15. If exercised the Portfolio pays 5.38% and receives floating 3 month LIBOR expiring 12/17/35, European Style.	88,886
370,000	Expiring 01/20/16. If exercised the Portfolio pays 5.16% and receives floating 3 month LIBOR expiring 01/22/36, European Style.	29,582

		510,890

	Total Options Purchased (Cost $812,262)	817,528

Shares

	Investment Company — 10.8%
9,128,241	JPMorgan Prime Money Market Fund (b) (m)
	(Cost $9,128,215)	9,128,215

	Total Investments — 129.0% (Cost $110,100,012)	109,113,367
	Liabilities in Excess of Other Assets — (29.0)%	(24,498,735)

	Net Assets — 100.0%	$84,614,632

Percentages indicated are based on net assets.
As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$562,618
Aggregate gross unrealized depreciation		(1,549,263)

Net unrealized appreciation/depreciation		$(986,645)

Federal income tax cost of investments		$110,100,012

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/06 (USD)	Unrealized Appreciation (Depreciation) (USD)

	Long Futures Outstanding
10	U.S. Treasury Bond	June, 2020	1,092	(18)
20	U.S. 2 Year Treasury Note	June, 2006	4,077	(8)
46	U.S. 5 Year Treasury Note	June, 2006	4,804	(9)
28	U.S.10 Year Treasury Note	June, 2006	2,979	(22)

	Short Futures Outstanding
(18)	Euro-Bobl	June, 2006	(2,401)	11
(11)	Euro-Bond	June, 2006	(1,562)	7
(1)	Japanese 10 Year Treasury Bond	June, 2006	(1,134)	10

				$(29)

Forward Foreign Currency Exchange Contracts

Contracts To Sell		Settlement Date	Settlement Value (USD)	Value At 03/31/06 (USD)	Net Unrealized Appreciation (Depreciation) (USD)

841	EUR	4/28/2006	$ 1,019	$ 1,020	$ (1)

Short Positions

	Principal Amount	Security Description	Value

	$1,201,000	FNMA, 30 Year Fixed, 5.50%, TBA	$(1,045,076)
	1,500,000	FNMA, 30 Year Fixed, 6.00%, TBA	(1,497,657)

Total Short Positions (Proceeds $2,581,856)			$(2,542,733)

Options Written

Call Options Written on Interest Rate Swaps

Counterparty	Exercise Rate*	Expiration Date	Notional Value	Premium (USD)	Value (USD)

Citibank, N.A.	4.25% semi-annually	06/23/06	$3,400,000	$(56,127)	$(34)
Merrill Lynch Capital Services	5.15% semi-annually	12/15/08	2,800,000	(124,740)	(80,870)
Merrill Lynch Capital Services	4.98% semi-annually	01/20/09	870,000	(18,532)	(10,918)
Merrill Lynch Capital Services	5.42% semi-annually	03/22/16	2,560,000	(115,392)	(102,005)

				$(314,791)	$(193,827)

* The Portfolio will pay a floating rate based on 3-month USD LIBOR.

Put Options Written

Name of Issuer	Exercise Price	Expiration Date	Notional Value/Number of Contracts	Premium (USD)	Value (USD)

FNMA, 30 Year Fixed, 5.50%, TBA	$96.98	06/06/06	$8,400,000	$(26,250)	$(36,480)
FNMA, 30 Year Fixed, 5.50%, TBA, European Style	97.59	05/04/06	8,400,000	(16,734)	(38,719)
U.S. 10 Year Treasury Note, 6.00%, American Style	106.00	04/21/06	63	(16,061)	(17,719)

				$(59,045)	$(92,918)

Put Options Written on Interest Rate Swaps

Counterparty	Exercise Rate **	Expiration Date	Notional Value	Premium (USD)	Value (USD)

Merrill Lynch Capital Services	5.15% semi-annually	12/15/08	$2,800,000	$(124,740)	$(145,358)
Merrill Lynch Capital Services	4.98% semi-annually	01/20/09	870,000	(18,532)	(25,819)
Merrill Lynch Capital Services	5.42% semi-annually	03/22/16	2,560,000	(115,392)	(128,650)

				$(258,664)	$(299,827)

** The Portfolio will receive a floating rate based on 3-month USD LIBOR.

Interest Rate Swaps

	Rate Type

Swap Counterparty	Payments made by the Portfolio (r)	Payments received by the Portfolio (r)	Termination Date	Notional Amount (USD)	Value (USD)

Barclays Capital	5.15% semi-annually	3 month LIBOR	02/16/16	$1,240,000	$22,389
Credit Suisse International	5.12% semi-annually	3 month LIBOR	11/14/15	1,470,000	3,497
Deutsche Bank AG, New York	3 month LIBOR	5.09% semi-annually	03/03/08	6,045,000	(18,325)
Deutsche Bank AG, New York	3 month LIBOR	4.47% semi-annually	07/12/10	1,100,000	34,454
Deutsche Bank AG, New York	5.03% semi-annually	3 month LIBOR	11/15/10	1,170,000	(2,407)
Deutsche Bank AG, New York	5.07% semi-annually	3 month LIBOR	03/02/16	2,935,000	71,348
Deutsche Bank AG, New York	5.17% semi-annually	3 month LIBOR	03/06/17	77,400	1,370
Deutsche Bank AG, New York	3 month LIBOR	5.08% semi-annually	03/03/36	745,000	(44,642)
Lehman Brothers Special Financing	3 month LIBOR	5.21% semi-annually	03/17/08	8,910,000	(9,491)
Lehman Brothers Special Financing	3 month LIBOR	5.12% semi-annually	03/20/08	6,025,000	(17,544)
Lehman Brothers Special Financing	3 month LIBOR	5.15% semi-annually	03/24/08	6,035,000	(14,451)
Lehman Brothers Special Financing	3 month LIBOR	5.09% semi-annually	05/15/08	4,525,000	(17,618)
Lehman Brothers Special Financing	3 month LIBOR	5.17% semi-annually	05/15/08	4,530,000	(10,973)
Lehman Brothers Special Financing	5.09% semi-annually	3 month LIBOR	03/15/11	1,850,000	16,260
Lehman Brothers Special Financing	5.22% semi-annually	3 month LIBOR	03/16/11	3,775,000	11,532
Lehman Brothers Special Financing	5.15% semi-annually	3 month LIBOR	03/21/11	5,195,000	34,193
Lehman Brothers Special Financing	3 month LIBOR	5.23% semi-annually	03/21/16	1,465,000	(17,710)
Lehman Brothers Special Financing	5.22% semi-annually	3 month LIBOR	03/24/16	2,950,000	38,373
Lehman Brothers Special Financing	5.09% semi-annually	3 month LIBOR	05/16/16	2,920,000	68,813
Lehman Brothers Special Financing	5.25% semi-annually	3 month LIBOR	05/16/16	2,960,000	34,741
Lehman Brothers Special Financing	3 month LIBOR	5.29% semi-annually	03/24/36	765,000	(22,442)
Lehman Brothers Special Financing	3 month LIBOR	5.12% semi-annually	05/15/36	930,000	(51,263)
Lehman Brothers Special Financing	3 month LIBOR	5.31% semi-annually	05/15/36	970,000	(26,122)
Merrill Lynch Capital Services	5.27% semi-annually	3 month LIBOR	03/08/16	149,339	1,328

Merrill Lynch Capital Services	5.29% semi-annually	3 month LIBOR	03/10/16	86,693	641
Merrill Lynch Capital Services	3 month LIBOR	5.15% semi-annually	12/17/18	250,000	(5,750)
Merrill Lynch Capital Services	3 month LIBOR	4.98% semi-annually	01/22/19	87,000	(2,985)
Merrill Lynch Capital Services	5.32% semi-annually	3 month LIBOR	03/25/19	279,000	3,434
Merrill Lynch Capital Services	3 month LIBOR	5.42% semi-annually	03/24/26	691,000	(7,273)
Merrill Lynch Capital Services	5.38% semi-annually	3 month LIBOR	12/17/35	400,000	6,294
Merrill Lynch Capital Services	5.16% semi-annually	3 month LIBOR	01/22/36	118,000	3,671

					$83,343

Credit Default Swaps

Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Portfolio Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount (USD)	Value (USD)

Bank Of America	Computer Sciences Corp., 7.38%, 06/15/11	Buy	155.7 BPS quarterly	03/20/11	850,000	(35,485)
Citibank, N.A.	Argentina Government International Bond, 8.28%, 12/31/33	Buy	114 BPS semi-annually	10/20/07	260,000	(1,581)
Citibank, N.A.	Pemex, 9.50%, 09/15/27	Buy	116.5 BPS semi-annually	05/20/10	2,000,000	(37,336)
Citibank, N.A.	Pemex, 9.50%, 09/15/27	Buy	125 BPS semi-annually	06/20/10	1,000,000	(21,007)
Citibank, N.A.	Republic of Colombia, 10.38%, 01/28/33	Buy	207 BPS semi-annually	09/20/10	500,000	(16,771)
Citibank, N.A.	Republic of Colombia, 10.38%, 01/28/33	Buy	236 BPS semi-annually	09/20/10	800,000	(35,978)
Citibank, N.A.	Mexico Government International Bond, 8.30%, 08/15/31	Sell	100 BPS semi-annually	05/20/10	2,000,000	37,459
Citibank, N.A.	Mexico Government International Bond, 8.30%, 08/15/31	Sell	105 BPS semi-annually	06/20/10	1,000,000	19,844
Citibank, N.A.	Republic of Venezuela, 9.25%, 09/15/27	Sell	232 BPS semi-annually	09/20/10	500,000	20,837
Citibank, N.A.	Republic of Venezuela, 9.25%, 09/15/27	Sell	258 BPS semi-annually	09/20/10	800,000	41,536
Citibank, N.A.	Argentina Government International Bond, 8.28%, 12/31/33	Sell	296.5 BPS semi-annually	10/20/10	260,000	6,327
Credit Suisse International	Arrow Electronics Inc., 6.88%, 06/01/18	Buy	65 BPS quarterly	03/20/11	300,000	(503)
Deutsche Bank AG, New York	Avon Products, 7.15%, 11/15/09	Buy	35 BPS quarterly	06/20/13	420,000	(2,305)
Deutsche Bank AG, New York	Brazilian Government International Bond, 12.25%, 03/06/30	Buy	105 BPS semi-annually	04/20/06	1,000,000	(5,202)
Deutsche Bank AG, New York	Mexico Government International Bond, 7.50%, 04/08/33	Buy	105 BPS semi-annually	06/20/10	1,000,000	(18,226)
Deutsche Bank AG, New York	Mexico Government International Bond, 7.50%, 04/08/33	Buy	106 BPS semi-annually	06/20/10	1,500,000	(27,945)
Deutsche Bank AG, New York	Mexico Government International Bond, 7.50%, 04/08/33	Buy	96 BPS semi-annually	07/20/10	1,000,000	(13,639)
Deutsche Bank AG, New York	Republic of Peru, 8.75%, 11/21/33	Buy	240 BPS semi-annually	04/20/11	455,000	(4,134)
Deutsche Bank AG, New York	Republic of Russia, 5.00%, 03/31/30	Buy	123 BPS semi-annually	02/20/10	3,000,000	(79,242)
Deutsche Bank AG, New York	Republic of Venezuela, 9.25%, 09/15/27	Sell	52 BPS semi-annually	04/20/06	700,000	1,951
Deutsche Bank AG, New York	Brazilian Government International Bond, 12.25%, 03/06/30	Sell	235 BPS semi-annually	04/20/07	1,000,000	31,535
Deutsche Bank AG, New York	Aries Vermoegensverwaltungs, 9.60%, 10/25/14	Sell	126 BPS semi-annually	02/20/10	3,000,000	98,722
Deutsche Bank AG, New York	Republic of Russia, 5.00%, 03/31/30	Sell	104 BPS semi-annually	06/20/10	1,000,000	21,977
Deutsche Bank AG, New York	Republic of Russia, 5.00%, 03/31/30	Sell	105 BPS semi-annually	06/20/10	1,500,000	33,571
Deutsche Bank AG, New York	Republic of Russia, 5.00%, 03/31/30	Sell	101 BPS semi-annually	07/20/10	1,000,000	20,008
Goldman Sachs Capital Management	Computer Sciences Corp., 7.38%, 06/15/11	Buy	148 BPS quarterly	12/20/10	200,000	(7,586)
Goldman Sachs Capital Management	Masco Corp., 6.75%, 03/15/06	Buy	49 BPS quarterly	12/20/10	300,000	(1,205)
Goldman Sachs Capital Management	Nucor Corp., 4.88%, 10/01/12	Buy	37 BPS quarterly	12/20/10	300,000	(1,671)
Goldman Sachs Capital Management	Centurytel Inc., 7.88%, 08/15/12	Buy	74 BPS quarterly	03/20/11	550,000	(3,768)
Goldman Sachs Capital Management	Jones Appareal Group, 5.13%, 11/15/14	Buy	100 BPS quarterly	03/20/11	600,000	10,757
Goldman Sachs Capital Management	Radioshack, 7.38%, 05/15/11	Buy	107 BPS quarterly	03/20/11	600,000	3,320
Goldman Sachs Capital Management	V.F. Corp., 8.50%, 10/01/10	Buy	54 BPS quarterly	03/20/11	300,000	(1,036)
Goldman Sachs Capital Management	Residential Capital Corp., 6.38%, 06/30/10	Sell	118 BPS quarterly	12/20/10	200,000	1,207
Lehman Brothers Special Financing	Republic of Russia, 12.75%, 06/24/28	Buy	54 BPS semi-annually	10/20/07	800,000	(4,277)
Lehman Brothers Special Financing	Republic of Russia, 12.75%, 06/24/28	Buy	61 BPS semi-annually	10/20/07	800,000	(5,289)
Lehman Brothers Special Financing	Brazilian Government International Bond, 12.25%, 03/06/30	Buy	300 BPS semi-annually	09/20/10	600,000	(38,229)
Lehman Brothers Special Financing	Brazilian Government International Bond, 12.25%, 03/06/30	Buy	261.5 BPS semi-annually	10/20/10	1,100,000	(67,774)
Lehman Brothers Special Financing	Tribune Co., 5.50%, 10/06/08	Buy	95 BPS quarterly	03/20/11	600,000	(8,186)
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Sell	104 BPS semi-annually	10/20/07	800,000	9,812
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Sell	111 BPS semi-annually	10/20/07	800,000	10,812
Lehman Brothers Special Financing	Argentina Government International Bond, 8.28%, 12/31/33	Sell	343 BPS semi-annually	09/20/10	600,000	16,923
Lehman Brothers Special Financing	Argentina Government International Bond, 8.28%, 12/31/33	Sell	303.5 BPS semi-annually	10/20/10	1,100,000	29,673
Morgan Stanley Capital Services	Mexico Government International Bond, 7.50%, 04/08/33	Buy	112 BPS semi-annually	04/20/10	1,000,000	(24,781)
Morgan Stanley Capital Services	Republic of Russia, 5.00%, 03/31/30	Buy	90 BPS semi-annually	07/20/10	1,500,000	(10,506)
Morgan Stanley Capital Services	Republic of Russia, 12.75%, 06/24/28	Buy	64 BPS semi-annually	09/20/10	550,000	(2,455)
Morgan Stanley Capital Services	Brazilian Government International Bond, 12.25%, 03/06/30	Buy	290 BPS semi-annually	10/20/10	500,000	(36,719)
Morgan Stanley Capital Services	Brazilian Government International Bond, 12.25%, 03/06/30	Buy	335 BPS semi-annually	10/20/10	350,000	(13,973)
Morgan Stanley Capital Services	Alltel Corp., 7.00%, 07/01/12	Buy	37 BPS quarterly	12/20/10	500,000	769
Morgan Stanley Capital Services	Autozone Inc., 5.88%, 10/15/12	Buy	68 BPS quarterly	03/20/11	400,000	(614)
Morgan Stanley Capital Services (***)	Republic of Peru, 8.75%, 11/21/33	Buy	227 BPS semi-annually	04/20/11	490,000	(4,208)
Morgan Stanley Capital Services	CDX.EM.5	Buy	135 BPS quarterly	06/20/11	490,000	-
Morgan Stanley Capital Services	Office Depot Inc., 6.25%, 08/15/13	Buy	69 BPS quarterly	03/20/13	350,000	(637)
Morgan Stanley Capital Services	Republic of Russia, 5.00%, 03/31/30	Sell	140 BPS semi-annually	04/20/10	1,000,000	38,669
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 06/11/13	Sell	190 BPS semi-annually	07/20/10	1,500,000	8,087
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 06/11/13	Sell	176 BPS semi-annually	09/20/10	550,000	1,638
Morgan Stanley Capital Services	Argentina Government International Bond, 8.28%, 12/31/33	Sell	338 BPS semi-annually	10/20/10	500,000	20,142
Morgan Stanley Capital Services	Argentina Government International Bond, 8.28%, 12/31/33	Sell	400 BPS semi-annually	10/20/10	350,000	10,017
Union Bank of Switzerland AG, London	Republic of Russia, 5.00%, 03/31/30	Buy	90 BPS semi-annually	08/20/10	1,000,000	(19,485)
Union Bank of Switzerland AG, London	Government of Ukraine, 7.65%, 06/11/13	Sell	184 BPS semi-annually	08/20/10	1,000,000	15,562

						$(40,598)

(***) Premiums paid of $4,208.

Forward Rate Swaps

	Rate Type

Swap Counterparty	Payments made by the Portfolio (r)	Payments received by the Portfolio (r)	Termination Date	Notional Amount (USD)	Value (USD)

Merrill Lynch Capital Services	3 month LIBOR	5.09% quarterly	6/19/06	$39,000,000	$(10,590)
Merrill Lynch Capital Services	3 month LIBOR	5.09% quarterly	6/19/06	23,000,000	(6,245)

					$(16,835)

Price Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount (USD)	Value (USD)

Citibank, N.A. (2)	30 Year FNMA, 5.50%, TBA, 5/06	$97.75	05/04/06	$10,695,000	$(49,219)
Deutsche Bank AG, New York (2)	FNMA, 4.50%, 1/15/14	97.38	04/04/06	1,095,000	(17,493)
Deutsche Bank AG, New York (2)	30 Year FNMA, 6.63%, TBA, 11/15/10	106.35	04/25/06	1,100,000	(5,500)
Deutsche Bank AG, New York (1)	U.S. Treasury Note, 4.50%, 2/15/16	97.32	04/27/06	1,855,000	3,132
Deutsche Bank AG, New York (2)	U.S. Treasury Bond, 5.38%, 2/15/31	105.44	04/27/06	960,000	(2,235)
Lehman Brothers Special Financing (2)	FHLMC, 4.13%, 7/12/10	96.93	04/04/06	1,100,000	(9,111)
Lehman Brothers Special Financing (2)	30 Year FNMA, 6.00%, TBA, 5/15/11	104.11	04/25/06	1,795,000	(9,258)

					$(89,684)

(1) Fund pays the excess of the fixed rate over the price and receives the excess of the price over the fixed rate.
(2) Fund pays the excess of the price over the fixed rate and receives the excess of the fixed rate over the price.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or portion of this security is segregated for current or potential of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(r)	Rates shown are per annum and payments are as described above.

Abbreviations:

CMO	Collateralized Mortgage Obligation.
EUR	EURO.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
IF	IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London interbank offering rate.
TBA	To be announced.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2006.
VAR	Variable Rate Note. The interest rate shown is the rate in effect at March 31, 2006.

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Long-Term Investments — 97.6%
	Common Stocks — 97.6%
	Aerospace & Defense — 2.5%
2,000	AAR Corp. (a) (m)	56,960
3,000	Armor Holdings, Inc. (a)	174,870
6,600	Aviall, Inc. (a)	251,328
5,200	BE Aerospace, Inc. (a)	130,624
1,000	Ceradyne, Inc. (a)	49,900
900	Curtiss-Wright Corp.	59,580
8,300	Esterline Technologies Corp. (a)	354,825
3,300	Heico Corp.	104,577
2,300	Hexcel Corp. (a)	50,531
4,300	Kaman Corp.	108,188
23,100	Moog, Inc., Class A (a)	819,819
2,600	Orbital Sciences Corp. (a)	41,132
1,200	Triumph Group, Inc. (a)	53,112
1,100	United Industrial Corp.	67,023
		2,322,469
	Air Freight & Logistics — 0.1%
2,800	Hub Group, Inc., Class A (a)	127,624
	Airlines — 1.3%
3,200	Alaska Air Group, Inc. (a)	113,440
18,300	Continental Airlines, Inc., Class B (a)	492,270
18,200	ExpressJet Holdings, Inc. (a)	135,408
12,100	Mesa Air Group, Inc. (a)	138,424
9,200	Pinnacle Airlines Corp. (a)	61,272
8,900	Skywest, Inc.	260,503
		1,201,317
	Auto Components — 0.4%
2,800	American Axle & Manufacturing Holdings, Inc.	47,964
4,900	ArvinMeritor, Inc.	73,059
1,300	Sauer-Danfoss, Inc.	29,835
12,600	Tenneco, Inc. (a)	273,294
		424,152
	Automobiles — 0.5%
6,000	Fleetwood Enterprises, Inc. (a)	67,020
7,400	Thor Industries, Inc.	394,864
1,100	Winnebago Industries, Inc.	33,374
		495,258
	Biotechnology — 3.4%
3,300	Abgenix, Inc. (a)	74,250
5,900	Alexion Pharmaceuticals, Inc. (a)	208,978
6,200	Alkermes, Inc. (a)	136,710
4,700	Amylin Pharmaceuticals, Inc. (a)	230,065
3,600	Applera Corp. - Celera Genomics Group (a)	42,084
4,700	Cell Genesys, Inc. (a)	37,506
10,300	Cubist Pharmaceuticals, Inc. (a)	236,591
2,300	CV Therapeutics, Inc. (a)	50,784
3,000	Diversa Corp. (a)	27,330
1,100	Exelixis, Inc. (a)	13,211
6,500	Genelabs Technologies, Inc. (a)	12,675
4,300	GTx, Inc. (a)	46,956
2,500	ICOS Corp. (a)	55,125
4,100	Illumina, Inc. (a)	97,375
7,500	Incyte Corp. (a)	45,150
4,900	InterMune, Inc. (a)	90,846
8,600	Lifecell Corp. (a)	193,930
3,100	Martek Biosciences Corp. (a)	101,773
7,900	Medarex, Inc. (a)	104,438
4,700	Myogen, Inc. (a)	170,281
7,100	Myriad Genetics, Inc. (a)	185,239
12,700	Nektar Therapeutics (a)	258,826
6,100	Renovis, Inc. (a)	130,052
5,700	Seattle Genetics, Inc. (a)	29,412
4,500	Telik, Inc. (a)	87,120
3,600	United Therapeutics Corp. (a)	238,608
6,700	Vertex Pharmaceuticals, Inc. (a)	245,153
4,600	Viropharma, Inc. (a)	58,420
		3,208,888
	Building Products — 1.8%
3,200	ElkCorp	108,000
1,700	Griffon Corp. (a)	42,228
13,000	Jacuzzi Brands, Inc. (a)	127,790
11,700	Lennox International, Inc.	349,362
4,800	NCI Building Systems, Inc. (a)	286,896
12,500	Universal Forest Products, Inc.	793,625
		1,707,901
	Capital Markets — 0.6%
11,400	Knight Capital Group, Inc., Class A (a)	158,802
2,200	National Financial Partners Corp.	124,344
500	Piper Jaffray Cos. (a)	27,500
12,681	Technology Investment Capital Corp.	184,382
3,600	Waddell & Reed Financial, Inc.	83,160
		578,187
	Chemicals — 1.5%
7,800	FMC Corp.	483,444
2,600	Georgia Gulf Corp.	67,574
900	H.B. Fuller Co.	46,206
2,800	Headwaters, Inc. (a)	111,412
8,600	Hercules, Inc. (a)	118,680

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)
	Chemicals — Continued
2,600	Kronos Worlwide, Inc.	78,936
3,000	NewMarket Corp.	142,770
13,300	PolyOne Corp. (a)	123,956
2,100	Schulman A, Inc.	51,975
4,100	Terra Industries, Inc. (a)	28,905
10,200	W.R. Grace & Co. (a)	135,660
5,600	Wellman, Inc.	35,616
		1,425,134
	Commercial Banks — 5.5%
3,400	Amcore Financial, Inc.	107,508
600	AmericanWest Bancorp (a)	15,882
1,320	Ameris Bancorp	30,703
600	Associated Banc-Corp.	20,388
600	BancFirst Corp.	26,160
7,900	Bank of the Ozarks, Inc.	288,350
900	Capital Corp. of the West	33,048
200	Capital Crossing Bank (a)	6,372
2,700	Capitol Bancorp Ltd.	126,225
1,700	Cardinal Financial Corp.	23,001
2,400	Center Financial Corp.	58,152
3,800	Central Pacific Financial Corp.	139,536
1,690	Chemical Financial Corp.	54,604
2,300	City Holding Co.	84,617
2,500	Columbia Banking System, Inc.	83,650
5,800	Community Bank System, Inc.	129,514
1,640	Community Trust Bancorp, Inc.	55,596
400	Enterprise Financial Services Corp. (a)	10,956
3,500	EuroBancshares, Inc. (a)	41,265
11,300	First Bancorp	139,668
200	First Regional Bancorp/Los Angeles (a)	17,826
2,500	First Republic Bank/ San Francisco	94,550
7,400	First State Bancorp, Inc.	196,544
300	FNB Corp.	10,194
2,075	Glacier Bancorp, Inc.	64,429
7,100	Gold Banc Corp., Inc.	130,072
4,000	Greater Bay Bancorp	110,960
5,400	Hanmi Financial Corp.	97,524
200	Heritage Commerce Corp.	5,000
8,275	IBERIABANK Corp.	468,117
5,255	Independent Bank Corp./Michigan	149,505
9,000	Irwin Financial Corp.	173,970
575	Macatawa Bank Corp.	21,798
1,300	MB Financial, Inc.	46,020
2,420	Mercantile Bank Corp.	94,622
2,600	Nara Bancorp, Inc.	45,630
4,370	Oriental Financial Group	63,146
3,500	Pacific Capital Bancorp	118,440
1,100	Peoples Bancorp, Inc.	33,000
600	Premierwest Bancorp	11,100
8,500	PrivateBancorp, Inc.	352,665
441	Republic Bancorp, Inc.,	8,961
8,170	Republic Bancorp, Inc., Class A	98,367
700	Santander Bancorp	17,780
300	Sierra Bancorp	7,728
1,000	Simmons First National Corp., Class A	29,760
800	Southwest Bancorp, Inc.	17,792
1,622	Sterling Bancorp	33,413
11,800	Sterling Bancshares, Inc.	212,990
11,100	Summit Bancshares, Inc./Texas	213,897
1,085	Sun Bancorp, Inc./New Jersey (a)	21,157
500	Taylor Capital Group, Inc.	19,595
1,000	TriCo Bancshares	28,320
1,900	Umpqua Holdings Corp.	54,150
5,800	West Coast Bancorp	162,110
5,900	Westamerica Bancorporation	306,328
500	Western Sierra Bancorp	22,670
3,600	Wilshire Bancorp, Inc.	66,924
1,400	Wintrust Financial Corp.	81,438
		5,183,687
	Commercial Services & Supplies — 2.8%
100	American Ecology Corp.	2,038
11,000	Angelica Corp.	225,720
1,100	Banta Corp.	57,178
600	Clean Harbors, Inc. (a)	17,802
1,900	Coinstar, Inc. (a)	49,229
700	Consolidated Graphics, Inc. (a)	36,484
500	CRA International, Inc. (a)	24,630
2,300	DiamondCluster International, Inc. (a)	24,610
3,600	Duratek, Inc. (a)	78,840
2,000	Escala Group, Inc. (a)	52,380
3,300	Geo Group, Inc. (The) (a)	110,022
600	Gevity HR, Inc.	14,676
3,900	Heidrick & Struggles International, Inc. (a)	141,492
3,200	Hudson Highland Group, Inc. (a)	60,608
28,900	IKON Office Solutions, Inc.	411,825
2,800	Interpool, Inc.	56,560
3,600	John H. Harland Co.	141,480
2,400	Kforce, Inc. (a)	30,600
1,800	Korn/Ferry International (a)	36,702
7,300	Labor Ready, Inc. (a)	174,835
5,600	Navigant Consulting, Inc. (a)	119,560

Shares	Security Description	Value ($)
	Commercial Services & Supplies — Continued
2,000	Pre-Paid Legal Services, Inc.	70,960
3,000	SOURCECORP, Inc. (a)	72,330
4,800	Spherion Corp. (a)	49,920
11,300	TeleTech Holdings, Inc. (a)	125,543
2,600	Tetra Tech, Inc. (a)	49,634
4,800	United Rentals, Inc. (a)	165,600
2,900	United Stationers, Inc. (a)	153,990
500	Vertrue, Inc. (a)	20,900
1,300	Waste Connections, Inc. (a)	51,753
		2,627,901
	Communications Equipment — 2.9%
14,400	3Com Corp. (a)	73,728
3,700	Ariba, Inc. (a)	36,186
11,400	Arris Group, Inc. (a)	156,864
1,500	Audiovox Corp. (a)	17,910
4,800	Avocent Corp. (a)	152,352
1,800	Bel Fuse, Inc., Class B	63,054
3,200	Black Box Corp.	153,760
3,200	C-COR, Inc. (a)	27,968
26,400	Ciena Corp.(a)	137,544
6,000	CommScope, Inc. (a)	171,300
1,200	Comtech Telecommunications Corp. (a)	35,004
2,300	Ditech Communications Corp. (a)	24,035
2,700	Echelon Corp. (a)	25,488
7,500	Extreme Networks, Inc. (a)	37,650
10,200	Finisar Corp. (a)	50,490
6,400	Foundry Networks, Inc. (a)	116,224
6,100	Glenayre Technologies, Inc. (a)	32,025
4,200	Harmonic, Inc. (a)	26,754
11,400	Inter-Tel, Inc.	244,416
3,200	Interdigital Communications Corp. (a)	78,464
8,100	MRV Communications, Inc. (a)	33,210
3,600	Netgear, Inc. (a)	68,436
9,000	Plantronics, Inc.	318,870
1,600	Polycom, Inc. (a)	34,688
11,200	Powerwave Technologies, Inc. (a)	151,088
3,100	Redback Networks, Inc. (a)	67,239
4,300	SafeNet, Inc. (a)	113,864
3,100	Sonus Networks, Inc. (a)	16,988
11,700	Symmetricom, Inc. (a)	100,035
5,000	Tekelec (a)	69,150
5,700	Terayon Communication Systems, Inc. (a)	10,431
6,900	Utstarcom, Inc. (a)	43,401
7,200	Westell Technologies, Inc., Class A (a)	29,304
		2,717,920
	Computers & Peripherals — 1.7%
7,800	Adaptec, Inc. (a)	43,134
3,600	Advanced Digital Information Corp. (a)	31,608
22,500	Brocade Communications Systems, Inc. (a)	150,300
3,000	Dot Hill Systems Corp. (a)	21,300
1,100	Electronics for Imaging, Inc. (a)	30,767
8,200	Gateway, Inc. (a)	17,958
5,900	Hutchinson Technology, Inc. (a)	178,003
2,900	Hypercom Corp. (a)	26,970
5,300	Imation Corp.	227,423
3,600	Intergraph Corp. (a)	149,976
5,800	Komag, Inc. (a)	276,080
18,000	Maxtor Corp. (a)	172,080
1,600	Novatel Wireless, Inc. (a)	14,320
3,600	Palm, Inc. (a)	83,376
10,900	Quantum Corp. (a)	40,766
700	Stratasys, Inc. (a)	20,636
2,500	Synaptics, Inc. (a)	54,975
		1,539,672
	Construction & Engineering — 0.4%
1,700	Mastec, Inc. (a)	24,089
3,900	Quanta Services, Inc. (a)	62,478
1,900	URS Corp. (a)	76,475
3,200	Washington Group International, Inc.	183,648
		346,690
	Construction Materials — 0.6%
1,400	Ameron International Corp.	102,522
7,500	Eagle Materials, Inc.	478,200
		580,722
	Consumer Finance — 1.3%
2,600	Advanta Corp., Class B	95,862
2,100	Asta Funding, Inc.	69,846
20,300	Cash America International, Inc.	609,406
5,100	CompuCredit Corp. (a)	187,731
2,800	First Cash Financial Services, Inc. (a)	55,972
1,300	United PanAm Financial Corp. (a)	40,170
5,600	World Acceptance Corp. (a)	153,440
		1,212,427
	Containers & Packaging — 0.4%
2,300	Greif, Inc., Class A	157,366
5,000	Silgan Holdings, Inc.	200,850
		358,216
	Distributors — 0.3%
3,800	WESCO International, Inc. (a)	258,438

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)
	Diversified Financial Services — 0.7%
700	Encore Capital Group, Inc. (a)	10,325
1,300	eSpeed, Inc., Class A (a)	10,361
8,300	GATX Corp.	342,707
1,300	Lazard Ltd., Class A (Bermuda)	57,525
5,300	Nasdaq Stock Market, Inc. (The) (a)	212,212
		633,130
	Diversified Telecommunication Services — 1.6%
4,200	Broadwing Corp. (a)	61,908
30,200	Cincinnati Bell, Inc. (a)	136,504
6,400	CT Communications, Inc.	86,976
2,800	Golden Telecom, Inc. (Russia)	84,140
55,200	Level 3 Communications, Inc. (a)	285,936
46,300	Premiere Global Services, Inc. (a)	372,715
3,100	Talk America Holdings, Inc. (a)	26,443
23,100	Time Warner Telecom, Inc., Class A (a)	414,645
		1,469,267
	Electric Utilities — 0.7%
2,600	Black Hills Corp.	88,400
11,500	El Paso Electric Co. (a)	218,960
1,900	Idacorp, Inc.	61,788
400	MGE Energy, Inc.	13,272
400	UIL Holdings Corp.	20,940
7,600	Unisource Energy Corp.	231,800
		635,160
	Electrical Equipment — 0.3%
1,000	Encore Wire Corp. (a)	33,880
4,900	Evergreen Solar, Inc. (a)	75,460
5,800	General Cable Corp. (a)	175,914
2,400	Power-One, Inc. (a)	17,280
3,200	Valence Technology, Inc. (a)	7,968
		310,502
	Electronic Equipment & Instruments — 2.3%
6,000	Aeroflex, Inc. (a)	82,380
8,500	Agilysis, Inc.	128,010
8,500	Anixter International, Inc.	406,130
6,000	Bell Microproducts, Inc. (a)	36,960
5,400	Benchmark Electronics, Inc. (a)	207,090
4,175	Brightpoint, Inc. (a)	129,676
3,100	Checkpoint Systems, Inc. (a)	83,328
5,900	CTS Corp.	78,942
1,300	Electro Scientific Industries, Inc. (a)	28,769
600	Faro Technologies, Inc. (a)	8,550
8,300	Global Imaging Systems, Inc (a)	315,234
3,600	Itron, Inc. (a)	215,460
2,400	Lexar Media, Inc. (a)	20,592
1,200	MTS Systems Corp.	50,196
1,200	Plexus Corp. (a)	45,084
2,900	Radisys Corp. (a)	57,565
1,100	Rofin-Sinar Technologies, Inc. (a)	59,543
5,400	Sypris Solutions, Inc.	50,922
8,900	TTM Technologies, Inc. (a)	128,961
		2,133,392
	Energy Equipment & Services — 2.9%
20,400	Grey Wolf, Inc. (a)	151,776
1,900	Gulf Island Fabrication, Inc.	44,973
4,834	Hanover Compressor Co. (a)	90,009
2,500	Helix Energy Solutions Group, Inc. (a)	94,750
2,400	Hydril (a)	187,080
13,800	Key Energy Services, Inc. (a)	207,966
4,400	Lone Star Technologies, Inc. (a)	243,804
900	Lufkin Industries, Inc.	49,896
2,200	Newpark Resources (a)	18,040
2,300	NS Group, Inc. (a)	105,869
6,900	Oceaneering International, Inc. (a)	395,370
3,000	Oil States International, Inc. (a)	110,550
12,800	Parker Drilling Co. (a)	118,656
1,700	Superior Energy Services, Inc. (a)	45,543
2,300	Tetra Technologies, Inc. (a)	108,192
14,700	Todco, Class A (a)	579,327
4,500	Veritas DGC, Inc. (a)	204,255
		2,756,056
	Food & Staples Retailing — 0.6%
1,200	Nash Finch Co.	35,880
6,700	Pantry, Inc. (The) (a)	418,013
3,900	Pathmark Stores, Inc. (a)	40,794
2,100	Spartan Stores, Inc.	26,775
		521,462
	Food Products — 0.6%
7,500	American Italian Pasta Co.	46,950
10,100	Chiquita Brands International, Inc.	169,377
7,900	Corn Products International, Inc.	233,603
1,950	Flowers Foods, Inc.	57,915
2,500	J & J Snack Foods Corp.	83,975
		591,820
	Gas Utilities — 0.9%
4,100	New Jersey Resources Corp.	185,525
4,100	Nicor, Inc.	162,196
3,000	Northwest Natural Gas Co.	106,470

Shares	Security Description	Value ($)
	Gas Utilities — Continued
3,400	South Jersey Industries, Inc.	92,718
7,000	Southwest Gas Corp.	195,650
4,700	WGL Holdings, Inc.	142,974
		885,533
	Health Care Equipment & Supplies — 2.5%
4,700	Align Technology, Inc. (a)	43,099
300	Analogic Corp.	19,860
2,400	Arrow International, Inc.	78,408
3,800	Arthrocare Corp. (a)	181,716
1,000	Aspect Medical Systems, Inc. (a)	27,440
700	Bio-Rad Laboratories, Inc., Class A (a)	43,645
2,500	Biosite, Inc. (a)	129,825
1,600	Conmed Corp. (a)	30,640
3,200	Diagnostic Products Corp.	152,416
18,200	Encore Medical Corp. (a)	93,184
1,300	EPIX Pharmaceuticals, Inc. (a)	4,550
1,800	Haemonetics Corp. (a)	91,386
1,350	Immucor, Inc. (a)	38,731
3,200	Integra LifeSciences Holdings Corp. (a)	131,136
600	Intuitive Surgical, Inc. (a)	70,800
1,300	Inverness Medical Innovations, Inc. (a)	37,349
2,100	Kyphon, Inc. (a)	78,120
3,800	Mentor Corp.	172,178
5,900	Neurometrix, Inc. (a)	229,746
1,400	Palomar Medical Technologies, Inc. (a)	46,830
4,200	PolyMedica Corp.	177,912
11,700	Steris Corp.	288,756
5,400	SurModics, Inc. (a)	190,944
		2,358,671
	Health Care Providers & Services — 4.1%
4,000	Alderwoods Group, Inc. (a)	71,600
14,300	Alliance Imaging, Inc. (a)	92,092
7,900	Andrx Corp. (a)	187,546
5,300	Apria Healthcare Group, Inc. (a)	121,794
7,500	Centene Corp. (a)	218,775
6,100	Computer Programs & Systems, Inc.	305,000
1,000	Dendrite International, Inc. (a)	13,650
2,700	Genesis HealthCare Corp. (a)	118,638
4,300	Kindred Healthcare, Inc. (a)	108,145
4,100	LCA Vision, Inc.	205,451
5,000	Merge Technologies, Inc. (a)	79,850
8,200	Owens & Minor, Inc.	268,714
5,300	Pediatrix Medical Group, Inc. (a)	543,992
14,300	Per-Se Technologies, Inc. (a)	381,238
13,200	PSS World Medical, Inc. (a)	254,628
4,300	Res-Care, Inc. (a)	79,034
3,800	Symbion, Inc. (a)	86,070
7,500	Trizetto Group (a)	131,925
8,950	United Surgical Partners International, Inc. (a)	316,920
7,100	Ventiv Health, Inc. (a)	235,862
		3,820,924
	Hotels, Restaurants & Leisure — 1.8%
7,600	Ameristar Casinos, Inc.	196,004
3,000	CKE Restaurants, Inc.	52,200
5,600	Domino’s Pizza, Inc.	159,880
1,100	Dover Downs Gaming & Entertainment, Inc.	23,947
3,200	Jack in the Box, Inc. (a)	139,200
13,500	Landry’s Restaurants, Inc.	476,955
2,300	Monarch Casino & Resort, Inc. (a)	65,297
5,100	Multimedia Games, Inc. (a)	75,888
2,700	Rare Hospitality International, Inc. (a)	94,041
9,500	Ruby Tuesday, Inc.	304,760
2,800	Ryan’s Restaurant Group, Inc. (a)	40,600
7,100	Six Flags, Inc. (a)	72,278
		1,701,050
	Household Durables — 1.1%
2,500	Champion Enterprises, Inc. (a)	37,400
67	CSS Industries, Inc.	2,194
3,800	Jarden Corp. (a)	124,830
5,300	Levitt Corp.	116,812
3,100	Stanley Furniture Co., Inc.	90,675
11,100	Technical Olympic USA, Inc.	225,885
11,700	Tupperware Corp.	240,903
6,100	WCI Communities, Inc. (a)	169,702
		1,008,401
	Industrial Conglomerates — 0.4%
6,200	Walter Industries, Inc.	413,044
	Insurance — 2.7%
1,600	American Physicians Capital, Inc. (a)	76,800
3,700	Argonaut Group, Inc. (a)	131,535
13,400	Delphi Financial Group, Inc.	691,842
3,900	Direct General Corp.	66,339
3,200	LandAmerica Financial Group, Inc.	217,120
2,100	Midland Co. (The)	73,458
200	Navigators Group, Inc. (a)	9,920
21,800	PMA Capital Corp., Class A (a)	221,924
1,700	Safety Insurance Group, Inc.	77,622
3,100	Selective Insurance Group	164,300
3,600	Stewart Information Services Corp.	169,488

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)
	Insurance — Continued
1,200	United Fire & Casualty Co.	39,480
12,400	Zenith National Insurance Corp.	596,812
		2,536,640
	Internet & Catalog Retail — 0.3%
1,800	GSI Commerce, Inc. (a)	30,600
4,400	Insight Enterprises, Inc. (a)	96,844
3,400	Netflix, Inc. (a)	98,566
1,200	Nutri/Systems, Inc. (a)	57,024
		283,034
	Internet Software & Services — 2.1%
200	aQuantive, Inc. (a)	4,708
6,100	AsiaInfo Holdings, Inc. (China) (a)	30,500
2,000	Blue Coat Systems, Inc. (a)	43,480
900	Click Commerce, Inc. (a)	21,546
34,000	CMGI, Inc. (a)	50,320
12,400	CNET Networks, Inc. (a)	176,204
2,600	Digital Insight Corp. (a)	94,640
3,000	Digital River, Inc. (a)	130,830
11,300	Digitas, Inc. (a)	162,720
20,500	EarthLink, Inc. (a)	195,775
1,700	Equinix, Inc. (a)	109,174
5,100	Internet Security Systems (a)	122,298
700	Interwoven, Inc. (a)	6,293
3,600	Ipass, Inc. (a)	28,836
3,200	j2 Global Communications, Inc. (a)	150,400
3,800	Openwave Systems, Inc. (a)	82,004
4,000	RealNetworks, Inc. (a)	33,000
6,200	SupportSoft, Inc. (a)	27,466
7,800	United Online, Inc.	100,308
6,900	ValueClick, Inc. (a)	116,748
4,300	WebEx Communications, Inc. (a)	144,781
2,800	webMethods, Inc. (a)	23,576
3,400	Websense, Inc. (a)	93,772
		1,949,379
	IT Services — 1.6%
10,900	Acxiom Corp.	281,656
34,500	BearingPoint, Inc. (a)	292,905
12,500	Ciber, Inc. (a)	79,750
2,600	Covansys Corp. (a)	44,694
3,700	CSG Systems International, Inc. (a)	86,062
2,800	Euronet Worldwide, Inc. (a)	105,924
4,100	Gartner, Inc., Class A (a)	57,195
2,900	Lionbridge Technologies, Inc. (a)	22,939
4,300	Mantech International Corp., Class A (a)	142,846
8,500	Perot Systems Corp., Class A (a)	132,260
3,100	Startek, Inc.	73,036
8,000	Sykes Enterprises, Inc. (a)	113,440
3,100	Tyler Technologies, Inc. (a)	34,100
		1,466,807
	Leisure Equipment & Products — 0.7%
5,200	JAKKS Pacific, Inc. (a)	139,048
4,700	K2, Inc. (a)	58,985
3,300	MarineMax, Inc. (a)	110,616
5,800	RC2 Corp. (a)	230,898
2,900	Steinway Musical Instruments, Inc. (a)	93,438
		632,985
	Machinery — 4.4%
6,700	AGCO Corp. (a)	138,958
4,900	Astec Industries, Inc. (a)	175,910
5,800	Barnes Group, Inc.	234,900
5,100	Briggs & Stratton Corp.	180,387
3,600	Cascade Corp.	190,260
7,100	Crane Co.	291,171
1,600	ESCO Technologies, Inc. (a)	81,040
5,000	Flowserve Corp. (a)	291,700
1,600	Gardner Denver, Inc. (a)	104,320
3,200	Greenbrier Cos., Inc.	128,160
1,900	Intermec, Inc. (a)	57,969
1,200	Intevac, Inc. (a)	34,536
11,000	JLG Industries, Inc.	338,690
5,800	Lincoln Electric Holdings, Inc.	313,142
5,300	Manitowoc Co., Inc. (The)	483,095
700	Middleby Corp. (a)	58,604
2,000	NACCO Industries, Inc., Class A	307,920
4,000	Reliance Steel & Aluminum Co.	375,680
800	Sun Hydraulics, Inc.	17,104
1,100	Tecumseh Products Co., Class A	26,994
2,700	Valmont Industries, Inc.	113,508
3,800	Wabash National Corp.	75,050
3,200	Watts Water Technologies, Inc., Class A	116,288
		4,135,386
	Marine — 0.1%
1,600	Kirby Corp. (a)	108,976
	Media — 1.5%
1,300	Advo, Inc.	41,600
2,700	Catalina Marketing Corp.	62,370
75,300	Charter Communications, Inc., Class A (a)	82,077
3,400	Gray Television, Inc.	28,560
14,900	Lodgenet Entertainment Corp. (a)	232,142

Shares	Security Description	Value ($)
	Media — Continued
2,900	Media General, Inc., Class A	135,198
20,000	Mediacom Communications Corp., Class A (a)	115,000
5,500	Playboy Enterprises, Inc., Class B (a)	78,100
5,000	ProQuest Co. (a)	106,950
18,500	Radio One, Inc., Class D (a)	138,010
1,900	Saga Communications, Inc., Class A (a)	18,373
4,200	Scholastic Corp. (a)	112,392
5,300	Sinclair Broadcast Group, Inc., Class A	43,195
350	Triple Crown Media, Inc. (a)	2,065
3,200	Valassis Communications, Inc. (a)	93,984
7,400	World Wrestling Entertainment, Inc.	125,060
		1,415,076
	Metals & Mining — 2.3%
1,700	Chaparral Steel Co. (a)	110,364
1,700	Cleveland-Cliffs, Inc.	148,104
16,100	Commercial Metals Co.	861,189
1,200	Metal Management, Inc.	37,980
3,200	NN, Inc.	41,312
7,100	Quanex Corp.	473,073
6,100	Ryerson Tull, Inc.	163,236
5,900	Steel Dynamics, Inc.	334,707
		2,169,965
	Multi-Utilities — 0.5%
4,800	Avista Corp.	99,120
4,100	NorthWestern Corp.	127,674
18,000	Sierra Pacific Resources (a)	248,580
		475,374
	Oil, Gas & Consumable Fuels — 2.8%
3,100	ATP Oil & Gas Corp. (a)	136,121
1,700	Callon Petroleum Co. (a)	35,734
4,100	Cimarex Energy Co.	177,366
1,700	Clayton Williams Energy, Inc. (a)	69,564
2,500	Comstock Resources, Inc. (a)	74,225
3,800	Energy Partners Ltd. (a)	89,604
3,800	Frontier Oil Corp.	225,530
1,800	Giant Industries, Inc. (a)	125,172
2,600	Gulfmark Offshore, Inc. (a)	72,280
2,000	Holly Corp.	148,240
13,300	Houston Exploration Co. (a)	700,910
3,400	KCS Energy, Inc. (a)	88,400
1,300	Penn Virginia Corp.	92,300
1,600	Remington Oil & Gas Corp. (a)	69,152
5,400	St. Mary Land & Exploration Co.	220,482
3,600	Stone Energy Corp. (a)	158,868
3,100	Swift Energy Co. (a)	116,126
1,500	World Fuel Services Corp.	60,660
		2,660,734
	Personal Products — 0.2%
4,200	Parlux Fragrances, Inc. (a)	135,450
7,000	Playtex Products, Inc. (a)	73,290
		208,740
	Pharmaceuticals — 1.7%
4,600	Adams Respiratory Therapeutics, Inc. (a)	182,942
13,600	Adolor Corp. (a)	323,680
3,400	Alpharma, Inc., Class A	91,188
4,800	AtheroGenics, Inc. (a)	78,336
15,350	AVANIR Pharmaceuticals, Class A (a)	224,417
1,800	Bentley Pharmaceuticals, Inc. (a)	23,670
23,500	Cypress Bioscience, Inc. (a)	148,050
6,100	Durect Corp. (a)	38,796
4,300	Medicis Pharmaceutical Corp., Class A	140,180
800	Par Pharmaceutical Cos., Inc. (a)	22,544
3,300	Progenics Pharmaceuticals, Inc. (a)	87,417
1,300	Salix Pharmaceuticals, Ltd. (a)	21,463
6,000	Theravance, Inc. (a)	168,240
		1,550,923
	Real Estate — 7.5%
10,500	American Home Mortgage Investment Corp. REIT	327,705
10,100	Anthracite Capital, Inc. REIT	110,898
7,900	Ashford Hospitality Trust, Inc. REIT	97,960
2,900	Bluegreen Corp., REIT (a)	38,338
1,900	Boykin Lodging Co. REIT (a)	21,451
2,100	Brandywine Realty Trust REIT	66,696
4,300	Entertainment Properties Trust REIT	180,514
9,500	Equity Inns, Inc. REIT	153,900
6,700	FelCor Lodging Trust, Inc. REIT	141,370
7,900	First Potomac Realty Trust REIT (m)	223,175
4,700	Glimcher Realty Trust REIT	133,480
4,500	Impac Mortgage Holdings, Inc. REIT	43,380
20,700	Innkeepers USA Trust REIT	350,865
3,400	Jones Lang LaSalle, Inc. REIT	260,236
11,600	Kilroy Realty Corp. REIT	896,216
2,600	LaSalle Hotel Properties REIT	106,600
15,300	Lexington Corporate Properties Trust REIT	319,005
12,600	LTC Properties, Inc. REIT	293,076
22,600	Meristar Hospitality Corp. REIT (a)	234,588
10,100	MFA Mortgage Investments, Inc. REIT	64,135
13,500	Mid-America Apartment Communities, Inc. REIT	739,125
1,200	National Health Investors, Inc. REIT	30,480

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)
	Real Estate — Continued
2,300	Novastar Financial, Inc. REIT	76,912
9,200	Pennsylvania Real Estate Investment Trust REIT	404,800
11,100	Post Properties, Inc. REIT	493,950
13,300	RAIT Investment Trust REIT	375,592
6,400	Saul Centers, Inc. REIT	281,024
15,400	Sunstone Hotel Investors, Inc. REIT	446,138
3,300	Taubman Centers, Inc. REIT	137,511
		7,049,120
	Road & Rail — 1.9%
1,300	Amerco, Inc. (a)	128,661
2,400	Arkansas Best Corp.	93,888
3,100	Bristow Group, Inc. (a)	95,790
6,100	Dollar Thrifty Automotive Group, Inc. (a)	276,940
800	Frozen Food Express Industries, Inc. (a)	8,360
11,850	Genesee & Wyoming, Inc., Class A (a)	363,558
950	Marten Transport Ltd. (a)	17,186
2,150	Old Dominion Freight Line, Inc. (a)	57,943
8,300	RailAmerica, Inc. (a)	88,478
10,000	SCS Transportation, Inc. (a)	291,100
6,300	Sirva, Inc. (a)	53,739
5,600	U.S. Xpress Enterprises, Inc., Class A (a)	109,032
1,000	USA Truck, Inc. (a)	24,620
8,100	Werner Enterprises, Inc.	148,797
		1,758,092
	Semiconductors & Semiconductor Equipment — 5.4%
2,600	Actel Corp. (a)	41,444
3,000	ADE Corp. (a) (m)	91,860
6,700	Advanced Energy Industries, Inc. (a)	94,671
10,200	AMIS Holdings, Inc. (a)	92,412
15,700	Amkor Technology, Inc. (a)	135,648
10,800	Applied Micro Circuits Corp. (a)	43,956
7,200	Asyst Technologies, Inc. (a)	74,952
30,300	Atmel Corp. (a)	143,016
1,700	ATMI, Inc. (a)	51,340
6,700	Axcelis Technologies, Inc. (a)	39,262
1,900	Brooks Automation, Inc. (a)	27,056
3,700	Cabot Microelectronics Corp. (a)	137,270
10,800	Cirrus Logic, Inc. (a)	91,584
3,900	Cohu, Inc.	82,758
35,400	Conexant Systems, Inc. (a)	122,130
6,100	Credence Systems Corp. (a)	44,774
4,200	Cymer, Inc. (a)	190,848
8,500	Cypress Semiconductor Corp. (a)	144,075
3,700	Diodes, Inc. (a)	153,550
2,500	DSP Group, Inc. (a)	72,525
7,406	Entegris, Inc. (a)	78,799
2,000	Exar Corp. (a)	28,560
3,800	Fairchild Semiconductor International, Inc. (a)	72,466
1,600	Genesis Microchip, Inc. (a)	27,264
4,480	Integrated Device Technology, Inc. (a)	66,573
2,900	Integrated Silicon Solutions, Inc. (a)	19,256
6,100	IXYS Corp. (a)	56,242
2,400	Kopin Corp. (a)	12,024
7,300	Kulicke & Soffa Industries, Inc. (a)	69,642
4,700	Lattice Semiconductor Corp. (a)	31,302
5,700	LTX Corp. (a)	30,780
6,400	Mattson Technology, Inc. (a)	76,800
8,500	Micrel, Inc. (a)	125,970
6,400	Microsemi Corp. (a)	186,304
7,900	MIPS Technologies, Inc. (a)	58,934
1,800	MKS Instruments, Inc. (a)	42,174
6,800	Omnivision Technologies, Inc. (a)	205,360
32,800	ON Semiconductor Corp. (a)	238,128
7,100	Photronics, Inc. (a)	133,196
3,600	Pixelworks, Inc. (a)	17,892
9,600	PMC-Sierra, Inc. (a)	117,984
1,700	Power Integrations, Inc. (a)	42,126
5,500	Rambus, Inc. (a)	216,370
18,300	RF Micro Devices, Inc. (a)	158,295
2,578	Rudolph Technologies, Inc. (a)	43,955
1,100	Semitool, Inc. (a)	12,507
4,600	Semtech Corp. (a)	82,294
4,200	Sigmatel, Inc. (a)	36,708
8,800	Silicon Image, Inc. (a)	90,728
3,800	Silicon Laboratories, Inc. (a)	208,810
6,500	Silicon Storage Technology, Inc. (a)	28,470
12,600	Skyworks Solutions, Inc. (a)	85,554
1,800	Standard Microsystems Corp. (a)	46,764
1,100	Supertex, Inc. (a)	41,382
2,900	Tessera Technologies, Inc. (a)	93,032
800	Ultratech, Inc. (a)	19,584
3,750	Varian Semiconductor Equipment Associates, Inc. (a)	105,300
17,400	Vitesse Semiconductor Corp. (a)	62,292
5,100	Zoran Corp. (a)	111,588
		5,056,540
	Software — 2.4%
700	Ansoft Corp. (a)	29,183
2,300	Ansys, Inc. (a)	124,545
5,400	Aspen Technology, Inc. (a)	68,310
3,700	Borland Software Corp. (a)	19,980

Shares	Security Description	Value ($)
	Software — Continued
3,400	Epicor Software Corp. (a)	45,662
2,800	EPIQ Systems, Inc. (a)	53,200
2,500	Factset Research Systems, Inc.	110,875
1,400	Filenet Corp. (a)	37,828
4,700	Informatica Corp. (a)	73,085
600	Intervideo, Inc. (a)	6,516
1,200	InterVoice, Inc. (a)	10,332
3,300	JDA Software Group, Inc. (a)	47,652
1,100	Kronos, Inc. (a)	41,129
1,600	Macrovision Corp. (a)	35,440
3,700	Magma Design Automation, Inc. (a)	32,005
3,000	Manhattan Associates, Inc. (a)	66,000
3,100	Mapinfo Corp. (a)	43,462
6,200	Mentor Graphics Corp. (a)	68,510
2,000	MicroStrategy, Inc. (a)	210,580
1,700	MRO Software, Inc. (a)	27,132
11,240	Parametric Technology Corp. (a)	183,549
700	Pegasystems, Inc. (a)	5,712
6,600	Phoenix Technologies Ltd. (a)	44,748
9,000	Progress Software Corp. (a)	261,810
1,200	Quality Systems, Inc. (a)	39,720
2,700	Quest Software, Inc. (a)	45,090
13,500	Secure Computing Corp. (a)	155,790
500	SPSS, Inc. (a)	15,830
2,400	Talx Corp.	68,352
3,900	TIBCO Software, Inc. (a)	32,604
1,000	TradeStation Group, Inc. (a)	13,820
4,600	Transaction Systems Architechs, Inc. (a)	143,566
5,100	Wind River Systems, Inc. (a)	63,495
		2,225,512
	Specialty Retail — 5.1%
33,700	Aaron Rents, Inc.	915,629
9,800	Asbury Automotive Group, Inc. (a)	193,256
2,000	Big 5 Sporting Goods Corp.	39,160
2,100	Build-A-Bear Workshop, Inc. (a)	64,365
3,200	Building Material Holding Corp.	114,048
1,200	Burlington Coat Factory Warehouse Corp.	54,540
40,000	Charming Shoppes, Inc. (a)	594,800
3,600	Children’s Place Retail Stores, Inc. (The) (a)	208,440
13,800	CSK Auto Corp. (a)	191,406
7,500	Dress Barn, Inc. (a)	359,625
709	GameStop Corp., Class A (a)	33,422
4,400	Genesco, Inc. (a)	171,116
9,100	Guess?, Inc. (a)	355,901
3,700	HOT Topic, Inc. (a)	53,650
4,900	Lithia Motors, Inc., Class A	170,030
5,700	Movie Gallery, Inc.	17,214
10,000	Pacific Sunwear of California, Inc. (a)	221,600
5,400	Petco Animal Supplies, Inc. (a)	127,278
4,700	Select Comfort Corp. (a)	185,885
1,900	Sonic Automotive, Inc.	52,744
1,200	Sports Authority, Inc. (The) (a)	44,280
4,650	Stage Stores, Inc.	138,338
9,200	Too, Inc. (a)	316,020
2,600	United Auto Group, Inc.	111,800
		4,734,547
	Textiles, Apparel & Luxury Goods — 1.0%
4,000	Brown Shoe Co., Inc.	209,920
1,100	Deckers Outdoor Corp. (a)	44,594
1,900	DHB Industries, Inc. (a)	9,082
2,000	K-Swiss, Inc., Class A	60,280
4,300	Kenneth Cole Productions, Inc., Class A	119,110
4,200	Movado Group, Inc.	96,936
900	Oxford Industries, Inc.	46,017
2,300	Russell Corp.	31,740
7,200	Skechers U.S.A., Inc., Class A (a)	179,496
3,700	Unifirst Corp.	122,914
		920,089
	Thrifts & Mortgage Finance — 2.8%
4,400	Accredited Home Lenders Holding Co. (a)	225,192
13,500	BankAtlantic Bancorp, Inc., Class A	194,265
1,900	Commercial Capital Bancorp, Inc.	26,714
8,800	Corus Bankshares, Inc.	523,072
2,000	Dime Community Bancshares	28,740
600	Federal Agricultural Mortgage Corp., Class C	17,652
8,857	First Niagara Financial Group, Inc.	129,844
1,200	First Place Financial Corp./Ohio	29,760
2,000	FirstFed Financial Corp. (a)	119,620
2,400	Flagstar Bancorp, Inc.	36,240
6,900	Fremont General Corp.	148,764
3,000	Gibraltar Industries, Inc.	88,380
800	Horizon Financial Corp.	20,448
1,200	ITLA Capital Corp.	57,864
9,000	Partners Trust Financial Group, Inc.	107,280
7,900	Provident New York Bancorp	102,463
14,200	R&G Financial Corp., Class B	179,772
5,650	Sterling Financial Corp./Washington	163,850
26,995	W Holding Co., Inc.	212,451
3,000	WSFS Financial Corp.	188,490
		2,600,861

JPMorgan Small Company Portfolio

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)
	Tobacco — 0.4%
17,900	Alliance One International, Inc.	86,994
6,500	Universal Corp.	239,005
1,400	Vector Group Ltd.	26,684
		352,683
	Trading Companies & Distributors — 1.3%
25,550	Applied Industrial Technologies, Inc.	1,139,530
1,600	Nuco2, Inc. (a)	50,784
		1,190,314
	Wireless Telecommunication Services — 0.4%
8,300	Centennial Communications Corp. (a)	60,839
36,500	Dobson Communications Corp. (a)	292,730
2,600	InPhonic, Inc. (a)	18,174
		371,743
	Total Common Stocks (Cost $73,252,937)	91,408,535
	Short-Term Investments — 3.0%
	Investment Company — 2.9%
2,684,958	JPMorgan Prime Money Market Fund (b) (m)	2,684,958
Principal Amount ($)
	U.S. Treasury Notes — 0.1%
120,000	U.S. Treasury Notes (k) (m)	118,453
	Total Short-Term Investments (Cost $2,803,757)	2,803,411
	Total Investments — 100.6% (Cost $76,056,694)	94,211,946
	Liabilities in Excess of Other Assets — (0.6)%	(605,761)
	Net Assets — 100.0%	$93,606,185

Percentages indicated are based on net assets

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT	Real Estate Investment Trust

Futures Contracts
(Amounts in thousands, except for number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/06 (USD)	Unrealized Appreciation (USD)
6	Russell 2000 Index	Jun-06	$ 2,315	$132

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,243,797
Aggregate gross unrealized depreciation	(4,088,545)
Net unrealized appreciation/depreciation	$18,155,252
Federal income tax cost of investments	$76,056,694

JPMorgan U.S. Large Cap Core Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Long-Term Investments — 99.0%
	Common Stocks — 99.0%
	Aerospace & Defense — 4.7%
9,600	Boeing Co.	748,128
17,825	Raytheon Co.	817,098
13,700	United Technologies Corp.	794,189
		2,359,415
	Air Freight & Logistics — 1.4%
6,100	FedEx Corp.	688,934
	Auto Components — 0.8%
5,100	Johnson Controls, Inc.	387,243
	Beverages — 1.5%
17,625	Coca-Cola Co. (The)	737,959
	Biotechnology — 1.1%
7,600	Amgen, Inc. (a)	552,900
	Building Products — 0.4%
5,300	American Standard Cos., Inc.	227,158
	Capital Markets — 2.7%
3,300	Goldman Sachs Group, Inc.	517,968
8,500	Morgan Stanley	533,970
5,100	State Street Corp.	308,193
		1,360,131
	Chemicals — 1.7%
15,650	Praxair, Inc.	863,097
	Commercial Banks — 5.2%
32,400	Bank of America Corp.	1,475,496
15,900	U.S. Bancorp	484,950
11,900	Wachovia Corp.	666,995
		2,627,441
	Communications Equipment — 6.2%
29,150	Cisco Systems, Inc. (a)	631,680
28,300	Corning, Inc. (a)	761,553
37,100	Motorola, Inc.	849,961
17,700	QUALCOMM, Inc.	895,797
		3,138,991
	Computers & Peripherals — 4.9%
750	Apple Computer, Inc. (a)	47,040
9,500	Dell, Inc. (a)	282,720
34,700	Hewlett-Packard Co.	1,141,630
12,100	International Business Machines Corp.	997,887
		2,469,277
	Consumer Finance — 1.1%
10,400	American Express Co.	546,520
	Diversified Financial Services — 4.4%
2,700	Ameriprise Financial, Inc.	121,662
10,800	CIT Group, Inc.	578,016
32,125	Citigroup, Inc.	1,517,264
		2,216,942
	Diversified Telecommunication Services — 1.1%
17,025	Verizon Communications, Inc.	579,872
	Electric Utilities — 1.0%
11,800	Edison International	485,924
	Electronic Equipment & Instruments — 0.5%
10,000	Avnet, Inc. (a)	253,800
	Food & Staples Retailing — 3.3%
16,350	CVS Corp.	488,375
21,625	Safeway, Inc.	543,220
13,300	Wal-Mart Stores, Inc.	628,292
		1,659,887
	Health Care Equipment & Supplies — 0.8%
10,200	Baxter International, Inc.	395,862
	Health Care Providers & Services — 4.2%
6,300	Cardinal Health, Inc.	469,476
12,000	Medco Health Solutions, Inc. (a)	686,640
12,300	WellPoint, Inc. (a)	952,389
		2,108,505
	Hotels, Restaurants & Leisure — 2.0%
29,175	McDonald’s Corp.	1,002,453
	Household Durables — 0.6%
3,200	Whirlpool Corp.	292,704
	Household Products — 1.4%
12,600	Procter & Gamble Co.	726,012
	Independent Power Producers & Energy Traders — 1.2%
21,650	Duke Energy Corp. (a)	631,098
	Industrial Conglomerates — 3.9%
44,300	General Electric Co.	1,540,754
16,900	Tyco International Ltd. (Bermuda)	454,272
		1,995,026
	Insurance — 5.3%
11,800	Allstate Corp. (The)	614,898
4,850	AMBAC Financial Group, Inc.	386,060
20,900	Genworth Financial, Inc., Class A	698,687
7,000	Hartford Financial Services Group, Inc.	563,850
10,300	St. Paul Travelers Cos., Inc. (The)	430,437
		2,693,932

JPMorgan U.S. Large Cap Core Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)
	IT Services — 0.6%
9,875	Accenture Ltd., Class A (Bermuda)	296,941
	Media — 3.8%
3,525	CBS Corp., Class B	84,529
31,275	Comcast Corp., Special Class A (a)	816,903
5,975	Gannett Co., Inc.	358,022
5,643	R.H. Donnelley Corp. (a)	328,592
7,925	Viacom Inc., Class B (a)	307,490
		1,895,536
	Metals & Mining — 0.6%
5,200	United States Steel Corp.	315,536
	Multiline Retail — 0.6%
5,300	J.C. Penney Co., Inc.	320,173
	Oil, Gas & Consumable Fuels — 9.5%
9,500	Chevron Corp.	550,715
15,700	ConocoPhillips	991,455
47,050	El Paso Corp.	566,952
20,400	Exxon Mobil Corp.	1,241,544
9,100	Marathon Oil Corp.	693,147
7,900	Occidental Petroleum Corp.	731,935
		4,775,748
	Pharmaceuticals — 6.8%
4,300	Eli Lilly & Co.	237,790
16,050	Johnson & Johnson	950,481
42,560	Pfizer, Inc.	1,060,595
4,525	Sepracor, Inc. (a)	220,865
20,400	Wyeth	989,808
		3,459,539
	Road & Rail — 1.8%
16,800	Norfolk Southern Corp.	908,376
	Semiconductors & Semiconductor Equipment — 0.6%
9,000	Texas Instruments, Inc.	292,230
	Software — 4.2%
54,725	Microsoft Corp.	1,489,067
45,500	Oracle Corp. (a)	622,895
		2,111,962
	Specialty Retail — 1.4%
16,525	Home Depot, Inc.	699,008
	Textiles, Apparel & Luxury Goods — 0.6%
5,400	V.F. Corp.	307,260
	Thrifts & Mortgage Finance — 3.0%
14,925	Freddie Mac	910,425
14,050	Washington Mutual, Inc.	598,811
		1,509,236
	Tobacco — 2.3%
16,150	Altria Group, Inc.	1,144,389
	Wireless Telecommunication Services — 1.8%
36,067	Sprint Nextel Corp.	931,971
	Total Common Stocks (Cost $41,357,216)	49,968,988
	Short-Term Investment — 1.1%
	Investment Company — 1.1%
521,046	JPMorgan Prime Money Market Fund (b) (m) (Cost $521,046)	521,046
	Total Investments — 100.1%	50,490,034
	Liabilities in Excess of Other Assets — (0.1)%	(27,096)
	Net Assets — 100.0%	$50,462,938

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,128,964
Aggregate gross unrealized depreciation	$(517,192)
Net unrealized appreciation/depreciation	$8,611,772
Federal income tax cost of investments	$41,878,262

JPMorgan Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Long-Term Investments — 97.1%
	Common Stocks — 97.1%
	Beverages — 1.3%
17,500	Brown-Forman Corp., Class B	1,346,975
95,700	Constellation Brands, Inc., Class A (a)	2,397,285
		3,744,260
	Building Products — 1.0%
66,700	American Standard Cos., Inc.	2,858,762
	Capital Markets — 2.2%
68,800	E*Trade Financial Corp. (a)	1,856,224
45,500	Northern Trust Corp.	2,388,750
29,200	T. Rowe Price Group, Inc.	2,283,732
		6,528,706
	Chemicals — 4.4%
77,786	Albemarle Corp.	3,527,595
46,900	Ashland, Inc.	3,333,652
53,400	PPG Industries, Inc.	3,382,890
41,200	Sigma-Aldrich Corp.	2,710,548
		12,954,685
	Commercial Banks — 6.8%
45,200	Cullen/Frost Bankers, Inc.	2,429,500
50,500	M&T Bank Corp.	5,764,070
175,000	North Fork Bancorp, Inc.	5,045,250
88,800	TCF Financial Corp.	2,286,600
53,400	Wilmington Trust Corp.	2,314,890
25,700	Zions Bancorp	2,126,161
		19,966,471
	Commercial Services & Supplies — 1.9%
65,700	Pitney Bowes, Inc.	2,820,501
66,000	Republic Services, Inc.	2,805,660
		5,626,161
	Computers & Peripherals — 0.9%
63,400	NCR Corp. (a)	2,649,486
	Construction Materials — 1.5%
51,200	Vulcan Materials Co.	4,436,480
	Containers & Packaging — 1.2%
79,600	Ball Corp.	3,488,868
	Distributors — 0.9%
58,800	Genuine Parts Co.	2,577,204
	Diversified Financial Services — 0.8%
45,600	Principal Financial Group	2,225,280
	Diversified Telecommunication Services — 3.3%
81,400	Alltel Corp.	5,270,650
112,300	CenturyTel, Inc.	4,393,176
		9,663,826
	Electric Utilities — 5.1%
72,700	American Electric Power Co., Inc.	2,473,254
98,700	DPL, Inc.	2,664,900
32,900	FirstEnergy Corp.	1,608,810
67,500	PG&E Corp.	2,625,750
111,300	PPL Corp.	3,272,220
121,900	Westar Energy, Inc.	2,536,739
		15,181,673
	Electrical Equipment — 2.3%
68,300	Ametek, Inc.	3,070,768
42,600	Cooper Industries Ltd. (Bermuda), Class A	3,701,940
		6,772,708
	Electronic Equipment & Instruments — 0.7%
39,800	Amphenol Corp., Class A	2,076,764
	Food Products — 1.5%
60,950	Dean Foods Co. (a)	2,366,689
175,400	Del Monte Foods Co.	2,080,244
		4,446,933
	Gas Utilities — 1.7%
79,500	AGL Resources, Inc.	2,865,975
99,800	UGI Corp.	2,102,786
		4,968,761
	Health Care Providers & Services — 4.4%
46,500	Community Health Systems, Inc. (a)	1,680,975
95,950	Coventry Health Care, Inc. (a)	5,179,381
39,729	Henry Schein, Inc. (a)	1,901,430
39,700	Manor Care, Inc.	1,760,695
46,800	Quest Diagnostics, Inc.	2,400,840
		12,923,321
	Hotels, Restaurants & Leisure — 3.5%
105,600	Applebee’s International, Inc.	2,592,480
161,500	Hilton Hotels Corp.	4,111,790
82,400	Outback Steakhouse, Inc.	3,625,600
		10,329,870

JPMorgan Mid Cap Value Portfolio

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)
	Household Durables — 1.0%
36,100	Fortune Brands, Inc.	2,910,743
	Household Products — 1.1%
55,900	Clorox Co.	3,345,615
	Industrial Conglomerates — 1.8%
45,900	Carlisle Cos., Inc.	3,754,620
21,800	Walter Industries, Inc.	1,452,316
		5,206,936
	Insurance — 7.4%
143,000	Assurant, Inc.	7,042,750
68,163	Cincinnati Financial Corp.	2,867,617
70,800	Genworth Financial, Inc., Class A	2,366,844
72,900	IPC Holdings Ltd. (Bermuda)	2,044,845
207,962	Old Republic International Corp.	4,537,731
57,400	Safeco Corp.	2,882,054
		21,741,841
	IT Services — 0.7%
35,600	Affiliated Computer Services, Inc., Class A (a)	2,123,896
	Machinery — 1.6%
68,000	Crane Co.	2,788,680
24,700	Harsco Corp.	2,040,714
		4,829,394
	Media — 5.5%
75,800	Cablevision Systems Corp. New York Group, Class A (a)	2,023,860
72,800	Clear Channel Communications, Inc.	2,111,928
101,600	Clear Channel Outdoor Holdings, Inc., Class A (a)	2,382,520
41,800	Gannett Co., Inc.	2,504,656
62,500	Interactive Data Corp. (a)	1,468,750
30,900	Knight Ridder, Inc.	1,953,189
29,700	McClatchy Co., Series A	1,450,845
2,930	Washington Post Co. (The), Class B	2,275,878
		16,171,626
	Multi-Utilities — 3.2%
67,000	Energen Corp.	2,345,000
88,500	Energy East Corp.	2,150,550
30,500	Questar Corp.	2,136,525
68,400	SCANA Corp.	2,684,016
		9,316,091
	Multiline Retail — 2.3%
86,700	Family Dollar Stores, Inc.	2,306,220
42,237	Federated Department Stores, Inc.	3,083,301
59,100	Tuesday Morning Corp.	1,364,619
		6,754,140
	Oil, Gas & Consumable Fuels — 5.2%
83,400	Devon Energy Corp.	5,101,578
54,600	Kinder Morgan, Inc.	5,022,654
28,672	Marathon Oil Corp.	2,183,946
136,700	Williams Cos., Inc.	2,924,013
		15,232,191
	Paper & Forest Products — 0.8%
87,400	MeadWestvaco Corp.	2,386,894
	Personal Products — 0.8%
64,300	Estee Lauder Cos., Inc. (The), Class A	2,391,317
	Pharmaceuticals — 0.7%
37,700	Omnicare, Inc.	2,073,123
	Real Estate — 4.5%
93,100	Brookfield Properties Co. (Canada) REIT	3,179,365
45,800	Forest City Enterprises, Inc., Class A REIT	2,159,470
51,400	iStar Financial, Inc., Class A REIT	1,967,592
51,480	Rayonier, Inc., REIT	2,346,973
37,000	Vornado Realty Trust REIT	3,552,000
		13,205,400
	Road & Rail — 0.8%
46,100	Norfolk Southern Corp.	2,492,627
	Software — 1.0%
108,900	CA, Inc.	2,963,169
	Specialty Retail — 5.4%
110,300	Autonation, Inc. (a)	2,376,965
54,600	AutoZone, Inc. (a)	5,443,074
123,300	Limited Brands, Inc., Class A	3,015,918
60,100	Tiffany & Co.	2,256,154
119,800	TJX Cos., Inc.	2,973,436
		16,065,547
	Textiles, Apparel & Luxury Goods — 3.5%
61,000	Columbia Sportswear Co. (a)	3,253,130
124,500	V.F. Corp.	7,084,050
		10,337,180
	Thrifts & Mortgage Finance — 3.5%
69,400	Golden West Financial Corp.	4,712,260

Shares	Security Description	Value ($)
	Thrifts & Mortgage Finance — Continued
49,800	MGIC Investment Corp.	3,318,174
49,500	Webster Financial Corp.	2,398,770
		10,429,204
	Wireless Telecommunication Services — 0.9%
67,100	Telephone & Data Systems, Inc.	2,533,025
	Total Common Stocks (Cost $249,106,550)	285,930,178
	Short-Term Investment — 3.4%
	Investment Company — 3.4%
9,982,999	JPMorgan Prime Money Market Fund (b) (m) (Cost $9,982,999)	9,982,999
	Total Investments — 100.5% (Cost $259,089,549)	295,913,177
	Liabilities in Excess of Other Assets — (0.5%)	(1,415,489)
	Net Assets — 100.0%	$294,497,688

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,245,173
Aggregate gross unrealized depreciation	(3,421,545)
Net unrealized appreciation/depreciation	$36,823,628
Federal income tax cost of investments	$259,089,549

JPMorgan International Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

Shares	Security Description	Value ($)
	Long-Term Investments — 99.6% (l)
	Common Stocks — 99.6%
	Australia — 1.7%
55,050	BHP Billiton Ltd.	1,095,467
25,205	News Corp., Class B, CDI	440,785
		1,536,252
	Belgium — 1.8%
39,620	Dexia	1,022,521
19,230	Fortis	684,424
		1,706,945
	Brazil — 1.6%
31,137	Cia Vale do Rio Doce ADR	1,511,079
	Finland — 1.5%
65,862	Nokia OYJ	1,361,594
	France — 11.8%
38,677	AXA S.A.	1,352,810
16,926	BNP Paribas (a)	1,562,126
20,380	Cie de Saint-Gobain	1,420,170
9,912	Imerys S.A.	834,392
10,405	Lafarge S.A.	1,178,263
10,100	Sanofi-Aventis	957,763
13,274	Total S.A.	3,499,468
		10,804,992
	Germany — 5.8%
6,950	BASF AG	544,345
16,254	Bayerische Motoren Werke AG	895,291
34,450	Deutsche Post AG (Registered)	861,852
4,500	SAP AG	977,207
9,133	Schering AG	949,080
11,330	Siemens AG (Registered)	1,055,120
		5,282,895
	Hong Kong — 1.0%
117,500	Esprit Holdings Ltd.	913,080
	Ireland — 0.8%
39,620	Bank of Ireland	735,500
	Italy — 4.6%
96,874	ENI S.p.A.	2,758,488
41,700	Mediaset S.p.A.	491,022
141,100	UniCredito Italiano S.p.A.	1,017,644
		4,267,154
	Japan — 23.2%
25,100	Astellas Pharmaceutical, Inc.	951,053
35,000	Bank of Yokohama Ltd.	286,725
23,000	Canon, Inc.	1,517,875
17,000	Credit Saison Co., Ltd.	939,760
23,000	Daikin Industries Ltd.	805,054
7,600	Fanuc Ltd.	730,499
3,300	Hirose Electric Co., Ltd.	462,649
18,700	Honda Motor Co., Ltd.	1,154,206
29,200	Hoya Corp.	1,175,812
8,000	Kao Corp.	210,488
30,000	Matsushita Electric Industrial Co., Ltd.	662,856
49,800	Mitsubishi Corp.	1,135,478
143	Mitsubishi Tokyo UFJ Financial Group, Inc.	2,174,696
21,000	Mitsui Fudosan Co., Ltd.	482,753
79	Mizuho Financial Group, Inc.	646,169
8,700	Nidec Corp.	711,785
49,500	Nikko Cordial Corp.	819,748
3,900	Nintendo Co., Ltd.	582,387
67	Nippon Telegraph & Telephone Corp.	286,646
13,600	Nitto Denko Corp.	1,153,429
12,500	Secom Co., Ltd.	637,604
8,900	Seven & I Holdings Co., Ltd.	352,583
20,000	Sharp Corp.	353,949
16,400	Shin-Etsu Chemical Co., Ltd.	889,420
4,900	SMC Corp.	763,748
98,000	Sumitomo Corp.	1,396,770
		21,284,142
	Mexico — 0.5%
5,400	Fomento Economico Mexicano S.A. de C.V. ADR	494,964
	Netherlands — 5.3%
39,220	ABN Amro Holdings N.V.	1,171,943
23,939	ING Groep N.V. CVA	942,798
29,125	Koninklijke Philips (Royal) Electronics N.V.	980,344
66,284	Reed Elsevier N.V.	948,160
32,324	Wolters Kluwer N.V. CVA, Class C	804,362
		4,847,607
	South Korea — 0.9%
1,210	Samsung Electronics Co., Ltd.	781,250
	Spain — 2.7%
16,940	Altadis S.A.	758,579
35,800	Banco Bilbao Vizcaya Argentaria S.A.	745,899
65,050	Banco Popular Espanol S.A.	957,244
		2,461,722
	Sweden — 1.3%
318,000	Telefonaktiebolaget LM Ericsson, Class B	1,201,296

JPMorgan International Equity Portfolio

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

Shares	Security Description	Value ($)
	Switzerland — 11.0%
18,545	Adecco S.A. (Registered)	1,034,636
15,185	Holcim Ltd. (Registered)	1,209,171
5,010	Nestle S.A. (Registered)	1,483,518
29,472	Novartis AG (Registered)	1,635,286
10,749	Roche Holding AG	1,597,446
18,950	UBS AG (Registered)	2,082,577
4,418	Zurich Financial Services AG (Registered) (a)	1,034,275
		10,076,909
	United Kingdom — 24.1%
136,727	Barclays plc	1,596,738
107,650	BG Group plc	1,344,510
44,270	British Land Co. plc	952,933
165,168	Centrica plc	805,321
84,305	GlaxoSmithKline plc	2,203,989
175,200	HSBC Holdings plc	2,929,349
152,490	Kingfisher plc	633,385
289,787	William Morrison Supermarkets	953,633
54,216	National Grid plc	538,053
38,219	Royal Bank of Scotland Group plc	1,242,692
35,600	Schroders plc	733,879
89,736	Smith & Nephew plc	794,802
41,510	Standard Chartered plc	1,031,013
293,403	Tesco plc	1,680,033
1,000,490	Vodafone Group plc	2,087,250
64,140	Wolseley plc	1,572,400
81,790	WPP Group plc.	978,885
		22,078,865
	Total Common Stocks (Cost $62,261,839)	91,346,246
	Total Investments — 99.6%	91,346,246
	Other Assets in Excess of Liabilities — 0.4%	358,828
	Net Assets — 100.0%	$91,705,074

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(l)	All or a portion of this security is segregated for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depositary Receipt
CDI	Clearing House Electronic Subregister Depository Interests
CVA	Dutch Certification

Summary of Investments by Industry, March 31, 2006

The following table presents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

Industry	% of Net Assets
Commercial Banks	18.7%
Pharmaceuticals	9.0%
Oil, Gas & Consumable Fuels	8.3%
Trading Companies & Distributors	4.5%
Media	4.0%
Capital Markets	4.0%
Construction Materials	3.5%
Food & Staples Retailing	2.9%
Metals & Mining	2.8%
Communications Equipment	2.8%
Chemicals	2.8%
Insurance	2.6%
Electronic Equipment & Instruments	2.6%
Building Products	2.4%
Wireless Telecommunication Services	2.3%
Household Durables	2.2%
Automobiles	2.2%
Diversified Financial Services	1.8%
Commercial Services & Supplies	1.8%
Specialty Retail	1.7%
Software	1.7%
Office Electronics	1.7%
Real Estate	1.6%
Machinery	1.6%
Food Products	1.6%
Industrial Conglomerates	1.1%
Consumer Finance	1.0%
Other (less than 1%)	6.4%
Total Investments	99.6%

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,611,463
Aggregate gross unrealized depreciation	(527,056)
Net unrealized appreciation/depreciation	$29,084,407
Federal income tax cost of investments	$62,261,839

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Series Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

May 26, 2006